Capital World Bond Fund®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 92.71% Euros 16.95%	Principal amount (000)	Value (000)
AbbVie, Inc. 1.25% 2031	EUR3,520	$2,775
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	23,220	17,546
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	13,435
Altria Group, Inc. 2.20% 2027	12,413	10,741
American Medical Systems Europe BV 1.375% 2028	940	815
American Tower Corp. 0.45% 2027	2,095	1,743
American Tower Corp. 0.875% 2029	1,420	1,088
Anheuser-Busch InBev NV 1.125% 2027	3,275	2,871
Anheuser-Busch InBev NV 2.875% 2032	805	716
AT&T, Inc. 1.60% 2028	2,290	1,999
AT&T, Inc. 2.05% 2032	6,250	5,129
Austria (Republic of) 0% 2031	45,322	35,479
Austria (Republic of) 0.90% 2032	29,485	24,366
Austria (Republic of) 0.70% 2071	290	131
AXA SA 4.25% 2043 (3-month EUR-EURIBOR + 3.60% on 3/10/2033)[1]	3,000	2,557
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	2,475
Bayer Capital Corp. BV 1.50% 2026	1,900	1,712
Belgium (Kingdom of), Series 72, 2.60% 2024	4,510	4,478
Belgium (Kingdom of), Series 89, 0.10% 2030	2,510	2,057
Belgium (Kingdom of), Series 94, 0.35% 2032	2,730	2,130
Belgium (Kingdom of), Series 88, 1.70% 2050	765	558
Belgium (Kingdom of), Series 95, 1.40% 2053	1,890	1,238
BMW Finance NV 1.50% 2029	3,000	2,630
British American Tobacco International Finance PLC 2.75% 2025	8,000	7,586
Buzzi Unicem SpA 2.125% 2023	2,000	1,954
Caisse d’Amortissement de la Dette Sociale 0.60% 2029	2,700	2,277
CaixaBank, SA 1.375% 2026	9,800	8,495
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	14,193
Celanese US Holdings, LLC 4.777% 2026	3,020	2,805
Celanese US Holdings, LLC 0.625% 2028	1,500	1,024
Celanese US Holdings, LLC 5.337% 2029	760	675
Chubb, Ltd. 1.55% 2028	1,040	907
Comcast Corp. 0% 2026	7,770	6,674
Comcast Corp. 0.25% 2027	6,700	5,680
Comcast Corp. 0.25% 2029	8,195	6,430
Comcast Corp. 1.25% 2040	1,300	861
Crédit Agricole SA 0.50% 2024	900	842
Daimler Truck International Finance BV 1.625% 2027	5,000	4,425
DH Europe Finance II SARL 0.45% 2028	1,957	1,621
Dow Chemical Co. 0.50% 2027	170	141
Dow Chemical Co. 1.125% 2032	390	270
Dow Chemical Co. 1.875% 2040	1,000	597
E.On SE 1.625% 2031	5,260	4,219
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]	4,000	3,210
Egypt (Arab Republic of) 4.75% 2026	680	474
Capital World Bond Fund — Page 1 of 43

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.625% 2030	EUR504	$288
Enel Finance International SA 1.00% 2024	4,000	3,768
Equinix, Inc. 0.25% 2027	2,820	2,334
Equinix, Inc. 1.00% 2033	5,000	3,462
Equinor ASA 1.375% 2032	1,041	839
European Financial Stability Facility 0.40% 2025	26,000	24,282
European Investment Bank 0% 2027	7,240	6,264
European Investment Bank 0% 2028	5,220	4,347
European Investment Bank 0% 2031	2,020	1,561
European Investment Bank 0.25% 2032	39,400	30,305
European Investment Bank 1.50% 2032	6,160	5,317
European Union 0% 2025	350	319
European Union 0% 2026	12,700	11,322
European Union 0% 2026	3,590	3,233
European Union 0.25% 2026	4,945	4,416
European Union 0% 2028	19,680	16,582
European Union 0% 2028	800	667
European Union 0% 2031	4,680	3,578
European Union 0% 2035	1,355	901
European Union 0.20% 2036	11,650	7,776
Finland (Republic of) 0.125% 2031	3,000	2,354
Finland (Republic of) 1.50% 2032	21,710	18,954
French Republic O.A.T. 0% 2024	6,360	6,082
French Republic O.A.T. 0.50% 2025	4,860	4,579
French Republic O.A.T. 0% 2027	5,110	4,549
French Republic O.A.T. 1.00% 2027	620	575
French Republic O.A.T. 0.75% 2028	28,150	25,389
French Republic O.A.T. 0% 2030	75,900	60,983
French Republic O.A.T. 0% 2031	9,030	7,022
French Republic O.A.T. 2.00% 2032	26,675	24,464
French Republic O.A.T. 1.25% 2034	8,560	7,068
French Republic O.A.T. 0.50% 2040	24,900	16,022
French Republic O.A.T. 0.50% 2044	1,370	820
French Republic O.A.T. 2.00% 2048	1,340	1,080
French Republic O.A.T. 0.75% 2052	47,480	26,405
French Republic O.A.T. 1.75% 2066	320	227
General Electric Co. 4.125% 2035[2]	1,000	938
Germany (Federal Republic of) 0% 2024	2,190	2,074
Germany (Federal Republic of) 0% 2025	12,485	11,719
Germany (Federal Republic of) 0% 2026	1,500	1,364
Germany (Federal Republic of) 0% 2027	5	4
Germany (Federal Republic of) 0.25% 2027	9,425	8,623
Germany (Federal Republic of) 0% 2030	70,340	58,977
Germany (Federal Republic of) 0% 2030	2,196	1,841
Germany (Federal Republic of) 1.00% 2038	28,000	22,966
Germany (Federal Republic of) 2.50% 2044	2,990	3,111
Germany (Federal Republic of) 1.25% 2048	2,170	1,774
Germany (Federal Republic of) 0% 2050	26,940	14,831
Germany (Federal Republic of) 0% 2050	260	144
Germany (Federal Republic of) 0% 2052	250	132
Goldman Sachs Group, Inc. 1.00% 2033[2]	22,674	15,443
Greece (Hellenic Republic of) 3.375% 2025	45,810	44,944
Greece (Hellenic Republic of) 2.00% 2027	13,760	12,379
Greece (Hellenic Republic of) 1.75% 2032	29,790	22,348
Groupe BPCE SA 0.875% 2024	700	666
Capital World Bond Fund — Page 2 of 43

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 1.00% 2025	EUR10,900	$10,000
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]	1,100	1,078
Holding d’Infrastructures de Transport SAS 1.475% 2031	1,100	816
Honeywell International, Inc. 0.75% 2032	2,530	1,881
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]	1,600	1,542
Ireland (Republic of) 0.90% 2028	30	27
Ireland (Republic of) 0.20% 2030	5,760	4,720
Ireland (Republic of) 0% 2031	21,790	16,952
Israel (State of) 2.875% 2024	7,700	7,501
Israel (State of) 1.50% 2027	4,275	3,854
Israel (State of) 1.50% 2029	3,875	3,337
Italy (Republic of) 0% 2024	5,800	5,490
Italy (Republic of) 0.85% 2027	19,035	16,668
Italy (Republic of) 0.25% 2028	15,780	12,753
Italy (Republic of) 2.80% 2028	28,044	25,891
Italy (Republic of) 1.35% 2030	690	558
Italy (Republic of) 1.65% 2030	10,580	8,552
Italy (Republic of) 0.95% 2031	2,400	1,751
Italy (Republic of) 1.45% 2036	17,730	12,240
Italy (Republic of) 1.80% 2041	2,840	1,857
Italy (Republic of) 2.15% 2052	2,770	1,725
Italy Buoni Poliennali Del Tesoro 0.90% 2031	50,320	37,610
KfW 0.125% 2025	4,585	4,237
KfW 0% 2027	11,710	10,045
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	11,648
Luxembourg (Grand Duchy of) 0% 2032	271	199
LYB International Finance BV 1.625% 2031	500	383
LYB International Finance II BV 0.875% 2026	1,000	854
Marsh & McLennan Companies, Inc. 1.349% 2026	390	349
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	836
Mastercard, Inc. 1.00% 2029	1,425	1,195
Medtronic Global Holdings SCA 1.125% 2027	4,820	4,290
Medtronic Global Holdings SCA 1.00% 2031	7,720	6,087
Medtronic Global Holdings SCA 1.375% 2040	1,095	710
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	4,430
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	12,730	11,036
Morocco (Kingdom of) 1.50% 2031	14,230	9,187
Netflix, Inc. 3.625% 2027	3,800	3,517
Netflix, Inc. 3.875% 2029[2]	3,800	3,294
Orange SA 2.00% 2029	400	362
Philip Morris International, Inc. 0.80% 2031	5,800	4,020
Philippines (Republic of) 0.25% 2025	3,550	3,192
Philippines (Republic of) 0.70% 2029	3,480	2,739
Portuguese Republic 1.95% 2029	60	56
Portuguese Republic 0.475% 2030	9,770	7,905
Portuguese Republic 1.65% 2032	960	822
Portuguese Republic 1.15% 2042	830	548
Portuguese Republic 1.00% 2052	310	161
Public Storage 0.50% 2030	2,490	1,827
Quebec (Province of) 0.25% 2031	5,980	4,556
Quebec (Province of) 0.50% 2032	9,030	6,898
Raytheon Technologies Corp. 2.15% 2030	1,600	1,372
Romania 5.00% 2026	1,270	1,204
Romania 2.125% 2028	11,650	8,896
Capital World Bond Fund — Page 3 of 43

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Romania 1.75% 2030	EUR14,675	$9,355
Romania 3.624% 2030	20,870	15,449
Romania 2.00% 2033	16,150	9,425
Romania 3.75% 2034	5,650	3,841
Russian Federation 2.875% 2025	15,300	5,882
Russian Federation 2.875% 2025	5,100	1,961
Santander Issuances, SA Unipersonal 3.25% 2026	7,200	6,675
Serbia (Republic of) 3.125% 2027	38,933	31,216
Serbia (Republic of) 3.125% 2027	5,390	4,322
Serbia (Republic of) 1.00% 2028	3,276	2,153
Serbia (Republic of) 1.50% 2029	9,581	6,243
Serbia (Republic of) 2.05% 2036	11,570	5,991
Spain (Kingdom of) 0% 2024	2,800	2,651
Spain (Kingdom of) 2.75% 2024	17,030	16,901
Spain (Kingdom of) 0% 2027	14,425	12,626
Spain (Kingdom of) 0.80% 2027	83,500	75,047
Spain (Kingdom of) 1.40% 2028	2,075	1,883
Spain (Kingdom of) 1.45% 2029	10,215	9,185
Spain (Kingdom of) 0.50% 2030	2,560	2,096
Spain (Kingdom of) 1.25% 2030	2,762	2,368
Spain (Kingdom of) 0.10% 2031	515	392
Spain (Kingdom of) 0.50% 2031	31,274	24,316
Spain (Kingdom of) 0.70% 2032	41,085	32,003
Spain (Kingdom of) 1.85% 2035	260	214
Spain (Kingdom of) 1.00% 2042	490	310
Spain (Kingdom of) 3.45% 2043	580	552
Spain (Kingdom of) 2.70% 2048	4,700	3,912
Spain (Kingdom of) 1.00% 2050	1,000	534
Spain (Kingdom of) 1.90% 2052	2,340	1,542
Spain (Kingdom of) 1.45% 2071	200	97
State Grid Overseas Investment, Ltd. 1.375% 2025	2,050	1,900
State Grid Overseas Investment, Ltd. 2.125% 2030	800	664
Stellantis NV 0.75% 2029	3,000	2,286
Stellantis NV 1.25% 2033	28,420	18,656
Stryker Corp. 0.25% 2024	2,580	2,371
Stryker Corp. 0.75% 2029	5,230	4,204
Stryker Corp. 1.00% 2031	2,410	1,793
Sweden (Kingdom of) 0.125% 2023	3,000	2,913
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	2,789
Thermo Fisher Scientific (Finance I) BV 0.80% 2030	913	720
Thermo Fisher Scientific (Finance I) BV 1.625% 2041	530	345
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	16,030	14,505
Toyota Motor Credit Corp. 0.625% 2024	500	466
Tunisia (Republic of) 6.75% 2023	21,160	15,874
Tunisia (Republic of) 6.75% 2023	8,508	6,383
Tunisia (Republic of) 5.625% 2024	13,325	8,755
Tunisia (Republic of) 6.375% 2026	9,500	5,396
Ukraine 6.75% 2028	13,243	2,544
Ukraine 4.375% 2032	15,050	2,838
Ukraine 4.375% 2032	1,800	339
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap EURIBOR + 4.739% on 2/20/2024)[1]	7,750	7,392
Veolia Environnement 1.59% 2028	1,900	1,676
Verizon Communications, Inc. 0.375% 2029	12,350	9,794
Verizon Communications, Inc. 1.25% 2030	6,000	4,911
Verizon Communications, Inc. 0.75% 2032	6,025	4,385
Capital World Bond Fund — Page 4 of 43

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Visa, Inc. 1.50% 2026	EUR3,090	$2,859
Visa, Inc. 2.00% 2029	2,430	2,183
Volkswagen Financial Services AG 1.375% 2023	5,480	5,265
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	12,600	9,687
Wellcome Trust, Ltd. 1.125% 2027	3,000	2,678
Westlake Chemical Corp. 1.625% 2029	750	554
Zurich Finance Ireland DAC, subordinated, 1.875% 2050 (3-month EUR-LIBOR + 2.95% on 9/17/2030)[1]	2,000	1,495
		1,507,861
Japanese yen 6.25%
Banco Santander, SA 0.568% 2023	JPY600,000	4,144
Banque Federative du Credit Mutuel 0.443% 2023	100,000	691
Groupe BPCE SA 0.645% 2023	1,500,000	10,371
Hungary (Republic of) 0.52% 2023	200,000	1,380
Indonesia (Republic of) 0.92% 2023	100,000	693
Indonesia (Republic of) 1.13% 2023	1,100,000	7,638
Japan, Series 17, 0.10% 2023[3]	1,497,030	10,587
Japan, Series 18, 0.10% 2024[3]	2,634,660	18,732
Japan, Series 341, 0.30% 2025	1,567,450	10,944
Japan, Series 21, 0.10% 2026[3]	1,563,945	11,292
Japan, Series 346, 0.10% 2027	2,907,900	20,151
Japan, Series 347, 0.10% 2027	1,000,000	6,922
Japan, Series 23, 0.10% 2028[3]	7,351,447	53,410
Japan, Series 24, 0.10% 2029[3]	639,217	4,657
Japan, Series 26, 0.005% 2031[3]	2,461,948	18,065
Japan, Series 363, 0.10% 2031	4,841,850	32,919
Japan, Series 362, 0.10% 2031	4,272,600	29,081
Japan, Series 367, 0.20% 2032	9,112,050	62,679
Japan, Series 152, 1.20% 2035	10,223,300	76,304
Japan, Series 161, 0.60% 2037	2,535,250	17,280
Japan, Series 173, 0.40% 2040	462,750	2,932
Japan, Series 176, 0.50% 2041	741,900	4,736
Japan, Series 53, 0.60% 2046	971,800	5,872
Japan, Series 37, 0.60% 2050	5,218,850	29,916
Japan, Series 73, 0.70% 2051	5,957,200	34,738
Japan, Series 70, 0.70% 2051	5,127,000	30,004
Lloyds Banking Group PLC 0.65% 2023	400,000	2,764
Philippines (Republic of) 0.001% 2024	5,700,000	38,955
Société Générale 0.804% 2023	100,000	687
Tunisia (Republic of) 3.28% 2027	700,000	2,346
United Mexican States 0.60% 2023	700,000	4,842
		555,732
Chinese yuan renminbi 4.35%
China (People’s Republic of), Series INBK, 2.36% 2023	CNY7,690	1,090
China (People’s Republic of), Series INBK, 1.99% 2025	20,000	2,799
China (People’s Republic of), Series INBK, 2.26% 2025	7,680	1,083
China (People’s Republic of), Series INBK, 2.69% 2026	121,000	17,196
China (People’s Republic of), Series INBK, 2.85% 2027	7,320	1,046
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	10,889
China (People’s Republic of), Series INBK, 3.02% 2031	18,000	2,576
China (People’s Republic of), Series INBK, 2.75% 2032	180,720	25,307
China (People’s Republic of), Series 1910, 3.86% 2049	574,100	90,076
Capital World Bond Fund — Page 5 of 43

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.39% 2050	CNY121,120	$17,588
China (People’s Republic of), Series INBK, 3.81% 2050	491,580	76,615
China (People’s Republic of), Series INBK, 3.53% 2051	237,360	35,534
China (People’s Republic of), Series INBK, 3.72% 2051	12,000	1,846
China (People’s Republic of), Series INBK, 3.32% 2052	3,790	550
China Development Bank Corp., Series 2008, 2.89% 2025	258,050	36,910
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	7,112
China Development Bank Corp., Series 1904, 3.68% 2026	95,130	13,919
China Development Bank Corp., Series 2004, 3.43% 2027	57,380	8,338
China Development Bank Corp., Series 1805, 4.88% 2028	232,310	36,135
		386,609
Canadian dollars 2.61%
AT&T, Inc. 5.10% 2048	CAD400	259
Canada 0.75% 2024	115,050	78,555
Canada 2.25% 2025	92,350	64,554
Canada 2.25% 2029	100,230	68,353
Canada 4.00% 2041	1,725	1,385
Canada 3.50% 2045	2,970	2,266
Canada 2.75% 2048	22,100	14,898
Toronto-Dominion Bank 7.283% (5-year Canada Government Bond + 4.10% on 10/31/2082)[4]	1,256	916
Verizon Communications, Inc. 3.625% 2050	1,280	689
		231,875
British pounds 2.17%
Abertis Infraestructuras, SA 3.375% 2026	GBP1,500	1,418
Asian Development Bank 1.125% 2025	9,320	9,388
Comcast Corp. 1.50% 2029	600	515
Comcast Corp. 1.875% 2036	400	292
Fiserv, Inc. 2.25% 2025	150	149
HSBC Holdings PLC 3.00% 2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	8,000	6,797
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	878
KfW 1.125% 2025	6,625	6,659
Lloyds Banking Group PLC 7.625% 2025	450	505
Nestlé Finance International, Ltd. 2.25% 2023	400	432
Quebec (Province of) 2.25% 2026	18,480	18,333
United Kingdom 0.125% 2023	3,700	4,093
United Kingdom 0.625% 2025	2,100	2,125
United Kingdom 0.125% 2026	9,370	9,085
United Kingdom 4.25% 2027	9,590	10,629
United Kingdom 0.875% 2029	660	588
United Kingdom 0.375% 2030	26,030	21,622
United Kingdom 0.25% 2031	32,480	25,882
United Kingdom 4.25% 2032	22,040	24,942
United Kingdom 0.625% 2035	1,708	1,232
United Kingdom 1.75% 2037	8,230	6,742
United Kingdom 3.25% 2044	10,110	10,175
United Kingdom 3.50% 2045	4,905	5,120
United Kingdom 0.875% 2046	1,830	1,104
United Kingdom 0.625% 2050	6,250	3,215
United Kingdom 1.25% 2051	24,924	15,543
United Kingdom 1.50% 2053	200	133
United Kingdom 1.625% 2054	1,310	898
United Kingdom 0.50% 2061	3,470	1,523
United Kingdom 1.125% 2073	1,900	1,055
Capital World Bond Fund — Page 6 of 43

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 5.625% 2025	GBP540	$589
Volkswagen Financial Services NV 0.875% 2025	1,000	965
Volkswagen Group of America Finance, LLC 3.375% 2026	700	671
		193,297
Danish kroner 1.93%
Nordea Kredit 0.50% 2040[5]	DKK102,323	9,947
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	16,452	1,849
Nykredit Realkredit AS, Series 01E, 0.50% 2040[5]	477,975	46,351
Nykredit Realkredit AS, Series 01E, 1.50% 2040[5]	98,971	10,743
Nykredit Realkredit AS, Series 01E, 0.50% 2043[5]	850,648	81,572
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	7,390	838
Nykredit Realkredit AS, Series CCE, 1.00% 2050[5]	53,425	4,855
Nykredit Realkredit AS, Series 01E, 1.00% 2053[5]	150,530	13,508
Realkredit Danmark AS 1.00% 2053[5]	20,218	1,814
		171,477
Australian dollars 1.88%
Australia (Commonwealth of), Series 139, 3.25% 2025	AUD29,250	18,585
Australia (Commonwealth of), Series 152, 2.75% 2028	21,890	13,249
Australia (Commonwealth of), Series 155, 2.50% 2030	20,700	12,088
Australia (Commonwealth of), Series 163, 1.00% 2031	98,790	49,292
Australia (Commonwealth of), Series 157, 1.50% 2031	25,200	13,306
Australia (Commonwealth of), Series 165, 1.75% 2032	5,300	2,786
Australia (Commonwealth of), Series 166, 3.00% 2033	98,900	58,037
		167,343
Mexican pesos 1.57%
América Móvil, SAB de CV, 8.46% 2036	MXN15,000	622
Petróleos Mexicanos 7.19% 2024	340,342	15,304
United Mexican States 4.50% 2025[3]	551,786	27,202
United Mexican States, Series M20, 10.00% 2024	22,960	1,133
United Mexican States, Series M, 5.75% 2026	384,550	16,774
United Mexican States, Series M, 7.50% 2027	44,403	2,021
United Mexican States, Series M20, 8.50% 2029	166,880	7,813
United Mexican States, Series M, 7.75% 2031	523,352	23,083
United Mexican States, Series M, 7.75% 2042	46,806	1,930
United Mexican States, Series M, 8.00% 2047	101,421	4,250
United Mexican States, Series M, 8.00% 2053	934,110	39,153
		139,285
Colombian pesos 0.87%
Colombia (Republic of), Series B, 5.75% 2027	COP162,603,000	26,658
Colombia (Republic of), Series UVR, 2.25% 2029[3]	10,949	623
Colombia (Republic of), Series B, 7.00% 2031	221,721,500	34,229
Colombia (Republic of), Series B, 7.00% 2032	643,700	96
Colombia (Republic of), Series B, 7.25% 2034	15,733,300	2,290
Colombia (Republic of), Series B, 9.25% 2042	3,371,000	542
Colombia (Republic of), Series B, 7.25% 2050	105,659,600	13,292
		77,730
Russian rubles 0.85%
Russian Federation 7.00% 2023[6]	RUB173,672	707
Russian Federation 7.00% 2023[6]	400	2
Russian Federation 7.10% 2024[6]	154,000	627
Capital World Bond Fund — Page 7 of 43

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles (continued)	Principal amount (000)	Value (000)
Russian Federation 8.15% 2027[6]	RUB404,225	$1,645
Russian Federation 2.50% 2028[3,6]	34	—[7]
Russian Federation 6.90% 2029[6]	2,246,875	9,144
Russian Federation 7.65% 2030[6]	5,699,890	23,197
Russian Federation 5.90% 2031[6]	467,680	1,903
Russian Federation 6.90% 2031[6]	2,365,968	9,629
Russian Federation 8.50% 2031[6]	4,209,150	17,130
Russian Federation 7.70% 2033[6]	1,975,073	7,546
Russian Federation 7.25% 2034[6]	884,725	3,380
Russian Federation 6.10% 2035[6]	139,126	532
Russian Federation 7.70% 2039[6]	93,323	357
		75,799
Brazilian reais 0.55%
Brazil (Federative Republic of) 10.00% 2023	BRL57,500	10,553
Brazil (Federative Republic of) 0% 2024	70,500	11,265
Brazil (Federative Republic of) 0% 2025	59,423	8,161
Brazil (Federative Republic of) 10.00% 2025	62,168	11,185
Brazil (Federative Republic of) 6.00% 2026[3]	30,586	5,751
Brazil (Federative Republic of) 10.00% 2027	6,665	1,165
Brazil (Federative Republic of) 10.00% 2029	7,000	1,194
		49,274
Chilean pesos 0.49%
Chile (Republic of) 4.00% 2023	CLP19,865,000	19,956
Chile (Republic of) 5.80% 2024	10,025,000	9,822
Chile (Republic of) 4.50% 2026	280,000	265
Chile (Republic of) 4.70% 2030	14,835,000	13,409
Chile (Republic of) 5.00% 2035	610,000	538
		43,990
Indonesian rupiah 0.41%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR191,100,000	12,553
Indonesia (Republic of), Series 81, 6.50% 2025	82,958,000	5,407
Indonesia (Republic of), Series 59, 7.00% 2027	18,459,000	1,213
Indonesia (Republic of), Series 78, 8.25% 2029	89,342,000	6,159
Indonesia (Republic of), Series 91, 6.375% 2032	18,204,000	1,114
Indonesia (Republic of), Series 68, 8.375% 2034	143,268,000	10,000
		36,446
South Korean won 0.35%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW28,587,150	18,273
South Korea (Republic of), Series 3106, 2.00% 2031	21,008,450	12,506
		30,779
South African rand 0.20%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR135,770	6,426
South Africa (Republic of), Series R-213, 7.00% 2031	33,476	1,431
South Africa (Republic of), Series R-2032, 8.25% 2032	59,094	2,688
South Africa (Republic of), Series R-2037, 8.50% 2037	6,171	264
South Africa (Republic of), Series R-2040, 9.00% 2040	34,946	1,524
South Africa (Republic of), Series R-214, 6.50% 2041	15,200	508
South Africa (Republic of), Series R-2048, 8.75% 2048	112,086	4,682
		17,523
Capital World Bond Fund — Page 8 of 43

unaudited
Bonds, notes & other debt instruments (continued) Malaysian ringgits 0.16%	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0313, 3.48% 2023	MYR7,510	$1,624
Malaysia (Federation of), Series 0116, 3.80% 2023	10,770	2,337
Malaysia (Federation of), Series 0120, 3.422% 2027	7,064	1,478
Malaysia (Federation of), Series 0415, 4.254% 2035	6,900	1,408
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	1,918
Malaysia (Federation of), Series 0219, 4.467% 2039	8,000	1,636
Malaysia (Federation of), Series 0519, 3.757% 2040	17,830	3,330
Malaysia (Federation of), Series 0221, 4.417% 2041	1,281	262
Malaysia (Federation of), Series 0120, 4.065% 2050	2,081	385
		14,378
Indian rupees 0.11%
HDFC Bank, Ltd. 7.95% 2026	INR200,000	2,481
India (Republic of) 5.15% 2025	624,800	7,274
		9,755
Thai baht 0.10%
Thailand (Kingdom of) 3.625% 2023	THB40,957	1,099
Thailand (Kingdom of) 2.125% 2026	111,000	2,888
Thailand (Kingdom of) 1.00% 2027	44,686	1,098
Thailand (Kingdom of) 3.65% 2031	108,200	2,970
Thailand (Kingdom of) 3.30% 2038	10,430	257
Thailand (Kingdom of) 2.00% 2042	12,988	250
		8,562
Polish zloty 0.09%
Poland (Republic of), Series 1024, 2.25% 2024	PLN23,500	4,294
Poland (Republic of), Series 1029, 2.75% 2029	26,990	4,125
		8,419
Czech korunas 0.07%
Czech Republic 0.45% 2023	CZK39,840	1,487
Czech Republic 2.40% 2025	128,310	4,678
		6,165
Israeli shekels 0.06%
Israel (State of) 0.15% 2023	ILS4,755	1,306
Israel (State of) 3.75% 2024	6,465	1,831
Israel (State of) 0.50% 2025	7,001	1,836
		4,973
Ukrainian hryvnia 0.04%
Ukraine 14.91% 2022	UAH156,567	796
Ukraine 10.00% 2023	17,650	90
Ukraine 15.97% 2023	306,105	1,557
Ukraine 16.00% 2023	34,420	175
Ukraine 15.84% 2025	201,785	1,026
Ukraine 15.84% 2025[6]	9,100	46
		3,690
Hungarian forints 0.03%
Hungary (Republic of), Series C, 1.50% 2023	HUF1,046,820	2,218
Hungary (Republic of), Series A, 6.75% 2028	426,050	843
		3,061
Capital World Bond Fund — Page 9 of 43

unaudited
Bonds, notes & other debt instruments (continued) Romanian leu 0.02%	Principal amount (000)	Value (000)
Romania 4.75% 2025	RON11,740	$2,142
Peruvian nuevos soles 0.02%
Peru (Republic of) 5.94% 2029	PEN2,457	540
Peru (Republic of) 5.40% 2034	1,508	283
Peru (Republic of) 6.90% 2037	907	190
Peru (Republic of) 6.85% 2042	3,513	727
		1,740
Norwegian kroner 0.02%
Norway (Kingdom of) 2.125% 2032	NOK18,660	1,550
Turkish lira 0.01%
Turkey (Republic of) 2.80% 2023[3]	TRY13,014	881
Turkey (Republic of) 4.10% 2024[3]	3,461	229
		1,110
New Zealand dollars 0.01%
New Zealand 2.00% 2032	NZD1,350	620
U.S. dollars 50.54%
1375209 BC, Ltd. 9.00% 2028[8]	USD160	160
7-Eleven, Inc. 1.30% 2028[8]	361	291
7-Eleven, Inc. 1.80% 2031[8]	6,811	5,070
AbbVie, Inc. 3.20% 2029	1,004	880
Abu Dhabi (Emirate of) 0.75% 2023[8]	18,355	17,736
Abu Dhabi (Emirate of) 3.875% 2050	5,500	4,499
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[8]	580	578
Adobe, Inc. 2.15% 2027	6,134	5,540
Advisor Group Holdings, LLC 6.25% 2028[8]	1,830	1,586
Aeropuerto International de Tocume SA 5.125% 2061[8]	4,875	3,495
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2026[8]	675	653
AG Merger Sub II, Inc. 10.75% 2027[8]	1,278	1,254
AG TTMT Escrow Issuer, LLC 8.625% 2027[8]	302	285
Alabama Power Co. 3.00% 2052	7,280	4,773
Albertsons Companies, Inc. 4.625% 2027[8]	500	448
Albertsons Companies, Inc. 3.50% 2029[8]	925	748
Alibaba Group Holding, Ltd. 2.125% 2031	507	391
Allegheny Technologies, Inc. 4.875% 2029	262	218
Allegheny Technologies, Inc. 5.125% 2031	323	264
Allegiant Travel Co. 7.25% 2027[8]	149	141
Alliant Holdings Intermediate, LLC 6.75% 2027[8]	1,160	1,002
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[8]	410	334
Allied Universal Holdco, LLC 9.75% 2027[8]	360	296
Allied Universal Holdco, LLC 6.00% 2029[8]	320	207
Allstate Corp. 0.75% 2025	440	384
Ally Financial, Inc. 4.75% 2027	2,725	2,518
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 2025[4,9]	650	535
Altice France Holding SA 10.50% 2027[8]	665	522
Altria Group, Inc. 3.40% 2030	137	111
Altria Group, Inc. 5.95% 2049	2,476	2,057
Altria Group, Inc. 3.70% 2051	2,370	1,435
Capital World Bond Fund — Page 10 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 3.30% 2027	USD1,404	$1,327
Amazon.com, Inc. 3.45% 2029	1,045	967
Amazon.com, Inc. 3.875% 2037	375	327
American Express Co. 4.05% 2029	4,890	4,506
American Honda Finance Corp. 3.55% 2024	1,000	986
American Honda Finance Corp. 1.30% 2026	1,000	872
American International Group, Inc. 4.80% 2045	500	427
American International Group, Inc. 4.375% 2050	1,773	1,424
American Tower Corp. 1.45% 2026	300	256
American Tower Corp. 1.60% 2026	1,562	1,363
American Tower Corp. 2.30% 2031	3,479	2,609
American Tower Corp. 2.70% 2031	572	450
AmerisourceBergen Corp. 2.70% 2031	3,838	3,091
Amgen, Inc. 1.90% 2025	3,077	2,872
Amgen, Inc. 2.20% 2027	2,359	2,098
Amgen, Inc. 3.00% 2029	75	66
Amgen, Inc. 4.05% 2029	2,275	2,096
Amgen, Inc. 2.00% 2032	397	302
Amgen, Inc. 4.20% 2033	2,525	2,289
Amgen, Inc. 4.875% 2053	450	397
AmWINS Group, Inc. 4.875% 2029[8]	250	208
Anglo American Capital PLC 2.25% 2028[8]	1,698	1,397
Anglo American Capital PLC 5.625% 2030[8]	3,850	3,648
Anglo American Capital PLC 2.875% 2031[8]	1,100	854
Angola (Republic of) 9.50% 2025	10,050	9,417
Angola (Republic of) 8.25% 2028	600	475
Angola (Republic of) 8.00% 2029	4,368	3,298
Anheuser-Busch InBev NV 4.75% 2029	12,403	12,095
Anheuser-Busch InBev NV 5.55% 2049	1,767	1,667
Anheuser-Busch InBev NV 4.50% 2050	3,400	2,808
Antero Resources Corp. 5.375% 2030[8]	205	185
Anthem, Inc. 4.10% 2032	1,478	1,337
Anthem, Inc. 4.55% 2052	657	556
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	1,750	1,371
Aon Corp. / Aon Global Holdings PLC 5.00% 2032	2,000	1,919
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	500	372
Apple, Inc. 0.70% 2026	500	440
Apple, Inc. 3.35% 2032	6,000	5,350
Apple, Inc. 2.375% 2041	1,625	1,129
Apple, Inc. 2.70% 2051	1,450	960
Ardagh Group SA 6.50% Cash 2027[8,10]	577	397
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[8]	215	203
Aretec Escrow Issuer, Inc. 7.50% 2029[8]	745	625
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	25,847	5,220
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[1]	12,463	2,270
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[4,9]	515	464
Ascent Resources - Utica, LLC 7.00% 2026[8]	1,025	989
Ascent Resources - Utica, LLC 8.25% 2028[8]	482	464
Ascent Resources - Utica, LLC 5.875% 2029[8]	220	196
Ashtead Capital, Inc. 5.50% 2032[8]	400	372
Asian Development Bank 4.125% 2024	1,025	1,020
Asian Development Bank 3.875% 2032	237	232
AssuredPartners, Inc. 7.00% 2025[8]	470	435
AssuredPartners, Inc. 8.00% 2027[8]	486	448
AssuredPartners, Inc. 5.625% 2029[8]	420	327
Capital World Bond Fund — Page 11 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 1.75% 2028	USD4,864	$4,094
AstraZeneca Finance, LLC 2.25% 2031	7,178	5,844
AstraZeneca PLC 4.00% 2029	1,000	947
AstraZeneca PLC 1.375% 2030	360	278
AT&T, Inc. 2.30% 2027	1,625	1,423
AT&T, Inc. 1.65% 2028	4,206	3,462
AT&T, Inc. 2.75% 2031	10,851	8,704
AT&T, Inc. 2.25% 2032	5,900	4,468
AT&T, Inc. 2.55% 2033	800	593
AT&T, Inc. 3.50% 2053	1,347	900
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 8.865% 2029[4,9]	145	139
Avantor Funding, Inc. 4.625% 2028[8]	320	285
Avantor Funding, Inc. 3.875% 2029[8]	630	513
Avient Corp. 7.125% 2030[8]	65	60
Axiata SPV2 Bhd. 2.163% 2030	451	367
B&G Foods, Inc. 5.25% 2025	40	35
B&G Foods, Inc. 5.25% 2027	680	552
Bahrain (Kingdom of) 6.125% 2023	1,000	1,007
Baidu, Inc. 3.425% 2030	2,275	1,980
Baker Hughes Co. 4.486% 2030	2,288	2,114
Banco do Brasil SA (Cayman) 3.875% 2022	587	586
Banco Santander, SA 5.147% 2025	7,000	6,796
Bangkok Bank PCL 4.05% 2024	1,210	1,196
Bangkok Bank PCL 4.45% 2028	470	449
Bangkok Bank PCL 9.025% 2029	980	1,122
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	7,471
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,8]	290	239
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	13,772
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	11,695
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	6,083	4,540
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	6,511
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	2,712	2,519
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[1]	3,091	2,498
Bank of Ireland Group PLC 6.253% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,8]	350	343
Barclays Bank PLC 5.304% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	14,450	13,893
Barclays PLC 5.501% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	8,500	7,977
Bath & Body Works, Inc. 6.625% 2030[8]	275	240
Bath & Body Works, Inc. 6.875% 2035	753	631
Bausch Health Americas, Inc. 9.25% 2026[8]	1,142	679
Bausch Health Companies, Inc. 9.00% 2025[8]	175	111
Bausch Health Companies, Inc. 5.75% 2027[8]	525	358
Bausch Health Companies, Inc. 5.25% 2031[8]	125	47
Baxter International, Inc. 2.539% 2032	4,989	3,887
Bayer US Finance II, LLC 3.875% 2023[8]	5,690	5,586
Bayer US Finance II, LLC 4.25% 2025[8]	1,557	1,491
Bayerische Motoren Werke AG 3.80% 2023[8]	2,028	2,020
Bayerische Motoren Werke AG 3.15% 2024[8]	2,555	2,490
Bayerische Motoren Werke AG 3.90% 2025[8]	5,000	4,857
Bayerische Motoren Werke AG 4.15% 2030[8]	5,000	4,617
Bayerische Motoren Werke AG 2.55% 2031[8]	737	595
Capital World Bond Fund — Page 12 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 2.823% 2030	USD1,950	$1,635
Becton, Dickinson and Company 4.298% 2032	2,200	2,010
Belarus (Republic of) 6.875% 2023[6]	46,405	15,140
Belarus (Republic of) 5.875% 2026[8]	1,500	375
Belarus (Republic of) 7.625% 2027[6]	31,500	7,560
Berkshire Hathaway Energy Company 2.85% 2051	2,062	1,273
Berkshire Hathaway Finance Corp. 4.25% 2049	1,225	1,022
Berkshire Hathaway, Inc. 2.30% 2027	1,643	1,497
Berkshire Hathaway, Inc. 2.875% 2032	532	448
Berkshire Hathaway, Inc. 3.85% 2052	770	591
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[8]	890	856
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	326	312
BMW Finance NV 2.40% 2024[8]	3,000	2,866
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,8]	1,200	940
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,8]	10,500	7,954
Boeing Company 4.875% 2025	4,675	4,566
Boeing Company 2.196% 2026	250	222
Boeing Company 2.75% 2026	2,634	2,387
Boeing Company 2.70% 2027	2,020	1,755
Boeing Company 5.04% 2027	4,297	4,145
Boeing Company 5.15% 2030	2,977	2,757
Boeing Company 3.625% 2031	2,932	2,438
Boeing Company 5.705% 2040	1,250	1,095
Boeing Company 5.805% 2050	1,713	1,492
Bombardier, Inc. 7.50% 2024[8]	500	497
Bombardier, Inc. 7.875% 2027[8]	1,415	1,305
Bombardier, Inc. 6.00% 2028[8]	510	427
Bombardier, Inc. 7.45% 2034[8]	1,340	1,257
Booz Allen Hamilton, Inc. 3.875% 2028[8]	330	285
Booz Allen Hamilton, Inc. 4.00% 2029[8]	220	189
Boston Scientific Corp. 3.45% 2024	1,217	1,191
Boston Scientific Corp. 2.65% 2030	1,151	957
Boston Scientific Corp. 4.70% 2049	119	105
Boyd Gaming Corp. 4.75% 2027	805	714
Boyne USA, Inc. 4.75% 2029[8]	395	331
BP Capital Markets America, Inc. 2.721% 2032	3,280	2,668
Braskem Netherlands Finance BV 4.50% 2030[8]	4,050	3,280
Bristol-Myers Squibb Company 1.45% 2030	649	502
British American Tobacco PLC 3.215% 2026	2	2
British American Tobacco PLC 3.557% 2027	3,450	3,034
British American Tobacco PLC 4.70% 2027	775	724
British American Tobacco PLC 2.259% 2028	1,611	1,284
British American Tobacco PLC 4.448% 2028	800	714
British American Tobacco PLC 3.462% 2029	5,900	4,811
British American Tobacco PLC 4.906% 2030	2,443	2,161
British American Tobacco PLC 2.726% 2031	1,542	1,150
British American Tobacco PLC 4.54% 2047	102	68
British American Tobacco PLC 4.758% 2049	1,398	956
British American Tobacco PLC 5.65% 2052	292	223
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,667	1,536
Broadcom, Inc. 4.00% 2029[8]	5,613	4,952
Broadcom, Inc. 4.75% 2029	1,950	1,821
Broadcom, Inc. 3.419% 2033[8]	5,750	4,399
Broadcom, Inc. 3.469% 2034[8]	983	739
Capital World Bond Fund — Page 13 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BWX Technologies, Inc. 4.125% 2029[8]	USD685	$594
Caesars Entertainment, Inc. 6.25% 2025[8]	250	241
Caesars Entertainment, Inc. 8.125% 2027[8]	350	335
Caesars Entertainment, Inc. 4.625% 2029[8]	445	341
California Resources Corp. 7.125% 2026[8]	620	584
Callon Petroleum Co. 7.50% 2030[8]	225	197
Canadian Natural Resources, Ltd. 3.85% 2027	5,473	5,063
Canadian Natural Resources, Ltd. 2.95% 2030	10,338	8,520
Canadian Pacific Railway, Ltd. 1.75% 2026	1,408	1,234
Canadian Pacific Railway, Ltd. 2.45% 2031	1,307	1,048
Canadian Pacific Railway, Ltd. 3.00% 2041	5,202	3,697
Canadian Pacific Railway, Ltd. 3.10% 2051	16,770	11,057
Can-Pack SA / Canpack US, LLC 3.875% 2029[8]	255	200
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[1]	525	501
Carnival Corp. 6.00% 2029[8]	725	477
Carrier Global Corp. 2.493% 2027	167	148
Carrier Global Corp. 2.722% 2030	103	85
Carrier Global Corp. 3.377% 2040	989	717
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[8]	488	387
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[8]	495	403
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	3,800	2,879
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[8]	795	611
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	2,900	2,075
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	10	8
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[8]	850	630
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[8]	475	341
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	1,500	913
CDI Escrow Issuer, Inc. 5.75% 2030[8]	555	486
CDK Global, Inc. 7.25% 2029[8]	525	500
Celanese US Holdings, LLC 6.379% 2032	879	818
Centene Corp. 4.625% 2029	1,885	1,698
Centene Corp. 2.50% 2031	615	465
Centerfield Media Parent, Inc. 6.625% 2026[8]	420	333
CenterPoint Energy, Inc. 3.60% 2052	1,295	972
Central Garden & Pet Co. 4.125% 2030	405	323
Central Garden & Pet Co. 4.125% 2031[8]	185	146
Charles River Laboratories International, Inc. 4.25% 2028[8]	430	375
Charles River Laboratories International, Inc. 4.00% 2031[8]	500	404
Cheniere Energy Partners, LP 4.50% 2029	810	715
Cheniere Energy Partners, LP 4.00% 2031	425	357
Cheniere Energy Partners, LP 3.25% 2032	509	392
Chesapeake Energy Corp. 5.875% 2029[8]	80	74
Chesapeake Energy Corp. 6.75% 2029[8]	230	221
Chevron Corp. 1.995% 2027	1,048	930
Chevron Corp. 2.236% 2030	4,252	3,556
Chevron USA, Inc. 1.018% 2027	3,856	3,229
Chile (Republic of) 2.75% 2027	200	180
Chile (Republic of) 4.34% 2042	715	568
Chile (Republic of) 4.00% 2052	335	245
Chubb INA Holdings, Inc. 2.85% 2051	324	212
Cigna Corp. 4.125% 2025	2,615	2,543
Cigna Corp. 2.375% 2031	245	195
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,189
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	18,865	17,695
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	26,100	22,248
Capital World Bond Fund — Page 14 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	USD2,520	$2,074
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	4,104	3,237
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	381	351
Clarivate Science Holdings Corp. 4.875% 2029[8]	275	216
Cleveland-Cliffs, Inc. 5.875% 2027	175	158
Cleveland-Cliffs, Inc. 4.625% 2029[8]	52	44
Cleveland-Cliffs, Inc. 4.875% 2031[8]	759	628
CMB International Leasing Management, Ltd. 3.625% 2029	960	828
CNX Resources Corp. 7.25% 2027[8]	635	619
Coca-Cola Company 1.375% 2031	1,487	1,137
Coca-Cola Company 2.50% 2051	710	444
Coinbase Global, Inc. 3.375% 2028[8]	375	235
Colombia (Republic of) 5.00% 2045	1,676	1,021
Colombia (Republic of) 5.20% 2049	664	412
Colombia (Republic of) 4.125% 2051	809	436
Comcast Corp. 3.95% 2025	4,395	4,273
Comcast Corp. 2.65% 2030	1,260	1,058
Comcast Corp. 1.50% 2031	5,500	4,132
Comcast Corp. 1.95% 2031	642	500
Comcast Corp. 2.80% 2051	200	123
Commonwealth Bank of Australia 2.688% 2031[8]	17,875	13,446
Compass Diversified Holdings 5.25% 2029[8]	1,055	829
Compass Diversified Holdings 5.00% 2032[8]	475	350
Comstock Resources, Inc. 6.75% 2029[8]	1,415	1,308
Comstock Resources, Inc. 5.875% 2030[8]	340	297
Conagra Brands, Inc. 5.40% 2048	2,583	2,234
ConocoPhillips 3.80% 2052	2,275	1,746
Constellation Brands, Inc. 4.35% 2027	1,305	1,254
Constellation Brands, Inc. 2.875% 2030	839	697
Constellation Brands, Inc. 2.25% 2031	1,859	1,430
Constellation Brands, Inc. 4.75% 2032	813	762
Constellation Oil Services Holding SA 4.00% PIK 2026[10]	2,696	2,224
Consumers Energy Co. 3.25% 2046	1,162	846
Consumers Energy Co. 3.10% 2050	185	125
Consumers Energy Co. 2.65% 2052	301	187
Continental Resources, Inc. 5.75% 2031[8]	260	236
Continental Resources, Inc. 2.875% 2032[8]	2,487	1,825
Corebridge Financial, Inc. 3.50% 2025[8]	157	149
Corebridge Financial, Inc. 3.65% 2027[8]	548	501
Corebridge Financial, Inc. 3.85% 2029[8]	746	658
Corebridge Financial, Inc. 3.90% 2032[8]	5,980	5,058
Corebridge Financial, Inc. 4.35% 2042[8]	162	125
Corebridge Financial, Inc. 4.40% 2052[8]	390	298
CoreLogic, Inc. 4.50% 2028[8]	1,115	760
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 9.625% 2029[4,9]	300	227
Corporate Office Properties, LP 2.25% 2026	1,048	920
Corporate Office Properties, LP 2.00% 2029	511	385
Corporate Office Properties, LP 2.90% 2033	1,075	746
Costa Rica (Republic of) 6.125% 2031[8]	2,480	2,278
Covanta Holding Corp. 4.875% 2029[8]	145	117
CQP Holdco, LP / BIP-V Chinook Holdco, LLC 5.50% 2031[8]	815	691
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,8]	4,588	3,910
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,8]	3,799	3,104
Crestwood Midstream Partners, LP 6.00% 2029[8]	500	448
CRH America, Inc. 5.125% 2045[8]	3,000	2,591
Capital World Bond Fund — Page 15 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Crown Castle International Corp. 2.50% 2031	USD1,074	$829
CSN Resources SA 7.625% 2026	15,856	15,273
CSX Corp. 4.25% 2029	3,355	3,165
CSX Corp. 4.10% 2032	1,825	1,659
CSX Corp. 2.50% 2051	289	174
CVR Partners, LP 6.125% 2028[8]	380	331
CVS Health Corp. 3.25% 2029	1,798	1,575
Daimler Trucks Finance North America, LLC 3.50% 2025[8]	1,600	1,520
Daimler Trucks Finance North America, LLC 3.65% 2027[8]	6,550	6,000
Daimler Trucks Finance North America, LLC 2.375% 2028[8]	1,100	899
Daimler Trucks Finance North America, LLC 2.50% 2031[8]	2,625	1,992
Darling Ingredients, Inc. 5.25% 2027[8]	175	165
Darling Ingredients, Inc. 6.00% 2030[8]	1,190	1,135
DaVita, Inc. 4.625% 2030[8]	430	334
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	2,869	2,331
Development Bank of Mongolia, LLC 7.25% 2023	16,205	15,557
Diamond Sports Group, LLC 6.625% 2027[8]	1,240	91
Diamondback Energy, Inc. 4.40% 2051	927	701
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]	405	403
Diebold Nixdorf, Inc. 9.375% 2025[8]	456	348
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[4,9,11]	236	212
Digital Currency Group, Inc., Term Loan, 8.75% 2026[9,11]	314	261
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 8.115% 2027[4,9]	755	706
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[8]	705	609
Discover Financial Services 3.45% 2026	2,250	2,051
Discovery Communications, Inc. 3.625% 2030	2,669	2,195
Dominican Republic 5.50% 2029[8]	2,850	2,464
Dominican Republic 5.875% 2060	3,720	2,469
Dow Chemical Co. 5.55% 2048	725	661
Dow Chemical Co. 3.60% 2050	1,000	685
DTE Energy Company 3.00% 2032	1,936	1,634
Duke Energy Progress, LLC 2.00% 2031	10,500	8,131
Dun & Bradstreet Corp. 5.00% 2029[8]	152	126
Eaton Corp. 4.15% 2033	379	343
Eaton Corp. 4.70% 2052	291	256
Ecolab, Inc. 2.125% 2050	500	282
Ecolab, Inc. 2.70% 2051	750	480
Edison International 4.125% 2028	4,030	3,602
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	376
Egypt (Arab Republic of) 7.053% 2032	560	340
Egypt (Arab Republic of) 8.75% 2051	1,892	1,048
Electricité de France SA 3.625% 2025[8]	760	731
Electricité de France SA 4.50% 2028[8]	1,722	1,610
Electricité de France SA 4.875% 2038[8]	7,267	5,993
Electricité de France SA 4.875% 2044[8]	325	252
Electricité de France SA 5.00% 2048[8]	768	599
Eli Lilly and Company 3.375% 2029	583	540
Empresas Publicas de Medellin ESP 4.25% 2029[8]	3,595	2,616
Enbridge, Inc. 2.50% 2025	5,000	4,699
Enbridge, Inc. 3.40% 2051	3,366	2,266
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[6,8]	625	36
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[8]	805	637
Enel Finance International SA 3.50% 2028[8]	5,800	5,009
Capital World Bond Fund — Page 16 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Energean PLC 6.50% 2027[8]	USD450	$397
Energy Transfer Operating, LP 5.00% 2050	7,542	5,912
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	222
ENN Clean Energy International Investment, Ltd. 3.375% 2026[8]	1,300	1,115
ENN Energy Holdings, Ltd. 2.625% 2030[8]	12,035	9,742
Entegris Escrow Corp. 4.75% 2029[8]	195	172
EQM Midstream Partners, LP 6.50% 2027[8]	870	805
EQM Midstream Partners, LP 7.50% 2030[8]	306	290
EQM Midstream Partners, LP 6.50% 2048	300	229
EQT Corp. 5.70% 2028	701	688
EQT Corp. 7.25% 2030[1]	212	219
Equinix, Inc. 2.15% 2030	8,862	6,807
Equinix, Inc. 3.00% 2050	2,889	1,777
Ethiopia (Federal Democratic Republic of) 6.625% 2024	24,700	12,623
Export-Import Bank of Korea 4.50% 2032	800	777
Exxon Mobil Corp. 2.44% 2029	3,447	2,966
Exxon Mobil Corp. 2.61% 2030	4,110	3,489
Fair Isaac Corp. 4.00% 2028[8]	755	645
Fannie Mae Pool #FM9416 3.50% 2045[5]	9,632	8,813
Fannie Mae Pool #FM3280 3.50% 2049[5]	15,607	14,286
Fannie Mae Pool #CA7599 2.50% 2050[5]	5,641	4,780
Fannie Mae Pool #FM3217 3.50% 2050[5]	12,317	11,211
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—[7]	—[7]
Fertitta Entertainment, Inc. 4.625% 2029[8]	170	141
Fertitta Entertainment, Inc. 6.75% 2030[8]	175	133
FibraSOMA 4.375% 2031	14,650	10,340
First Quantum Minerals, Ltd. 6.875% 2026[8]	587	542
First Quantum Minerals, Ltd. 6.875% 2027[8]	2,055	1,854
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[8]	545	443
FirstEnergy Corp. 3.50% 2028[8]	1,425	1,286
FirstEnergy Transmission, LLC 4.35% 2025[8]	5,996	5,787
FirstEnergy Transmission, LLC 2.866% 2028[8]	3,862	3,287
Five Corners Funding Trust II 2.85% 2030[8]	3,500	2,886
Florida Power & Light Company 2.85% 2025	1,600	1,533
Florida Power & Light Company 2.45% 2032	3,103	2,524
Florida Power & Light Company 2.875% 2051	9,093	6,024
FMG Resources 4.375% 2031[8]	375	289
Ford Motor Credit Company, LLC 4.542% 2026	685	611
Ford Motor Credit Company, LLC 4.125% 2027	430	371
Ford Motor Credit Company, LLC 2.90% 2028	250	197
Ford Motor Credit Company, LLC 4.00% 2030	1,020	798
Freddie Mac Pool #SI2002 4.00% 2048[5]	142	135
Freddie Mac Pool #SD0726 2.50% 2051[5]	15,094	12,786
Fresnillo PLC 4.25% 2050[8]	2,560	1,765
Frontier Communications Corp. 5.875% 2027[8]	815	732
Frontier Communications Corp. 5.00% 2028[8]	432	371
Frontier Communications Corp. 6.75% 2029[8]	450	372
Frontier Communications Holdings, LLC 5.875% 2029	875	697
FS Energy and Power Fund 7.50% 2023[8]	839	839
FXI Holdings, Inc. 12.25% 2026[8]	1,740	1,381
Gabonese Republic 7.00% 2031[8]	790	523
Gartner, Inc. 3.625% 2029[8]	275	230
GC Treasury Center Co., Ltd. 4.40% 2032[8]	600	518
General Dynamics Corp. 3.625% 2030	1,518	1,391
Capital World Bond Fund — Page 17 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 4.418% 2035	USD1,480	$1,328
General Motors Financial Co. 1.50% 2026	573	488
General Motors Financial Co. 2.40% 2028	6,870	5,504
Genesis Energy, LP 8.00% 2027	1,142	1,004
Georgia (Republic of) 2.75% 2026[8]	2,535	2,168
Ghana (Republic of) 0% 2025	300	128
Ghana (Republic of) 8.125% 2026	390	198
Ghana (Republic of) 6.375% 2027	1,020	412
Gilead Sciences, Inc. 2.80% 2050	692	429
Glencore Funding, LLC 1.625% 2026[8]	12,481	10,806
Glencore Funding, LLC 2.625% 2031[8]	1,100	826
GoDaddy Operating Co. 5.25% 2027[8]	275	254
GoDaddy Operating Co. 3.50% 2029[8]	175	144
Goldman Sachs Group, Inc. 3.20% 2023	2,979	2,965
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	2,039	1,510
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	6,024	4,549
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	3,279	2,545
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	108	83
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	633	504
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,156	2,036
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	2,145	1,490
Government National Mortgage Assn. 3.50% 2052[5,12]	61,950	56,362
Government National Mortgage Assn. 5.00% 2052[5,12]	37,820	37,025
GPC Merger Sub, Inc. 7.125% 2028[8]	360	290
Grifols Escrow Issuer SA 4.75% 2028[8]	200	155
Group 1 Automotive, Inc. 4.00% 2028[8]	565	456
Groupe BPCE SA 5.70% 2023[8]	850	841
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,8]	7,500	6,324
Grupo Energia Bogota SA ESP 4.875% 2030[8]	2,300	1,977
Hanesbrands, Inc. 4.875% 2026[8]	830	747
Harbour Energy PLC 5.50% 2026[8]	480	431
Harsco Corp. 5.75% 2027[8]	625	392
Harvest Midstream I, LP 7.50% 2028[8]	587	550
HealthEquity, Inc. 4.50% 2029[8]	175	148
Hess Midstream Operations, LP 5.50% 2030[8]	145	125
Hightower Holding, LLC 6.75% 2029[8]	830	679
Hilcorp Energy I, LP 5.75% 2029[8]	410	359
Hilcorp Energy I, LP 6.00% 2031[8]	1,000	870
Hilcorp Energy I, LP 6.25% 2032[8]	70	62
Hilton Worldwide Holdings, Inc. 4.875% 2030	190	166
Hilton Worldwide Holdings, Inc. 4.00% 2031[8]	535	433
Home Depot, Inc. 2.95% 2029	2,346	2,083
Home Depot, Inc. 4.50% 2048	675	593
Home Depot, Inc. 2.375% 2051	839	493
Honduras (Republic of) 6.25% 2027	19,787	16,330
Honduras (Republic of) 5.625% 2030	7,784	5,661
Honduras (Republic of) 5.625% 2030[8]	2,623	1,908
Honeywell International, Inc. 2.30% 2024	700	672
Howard Hughes Corp. 5.375% 2028[8]	1,022	850
Howard Hughes Corp. 4.125% 2029[8]	215	167
Howard Hughes Corp. 4.375% 2031[8]	165	119
Howard Midstream Energy Partners, LLC 6.75% 2027[8]	250	223
HSBC Holdings PLC 5.21% 2028 (USD-SOFR + 2.61% on 8/11/2027)[1]	1,000	936
HSBC Holdings PLC 4.95% 2030	2,300	2,117
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	4,400	3,374
Capital World Bond Fund — Page 18 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 5.402% 2033 (USD-SOFR + 2.87% on 8/11/2032)[1]	USD2,500	$2,226
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 4.013% 2022[4]	400	399
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 3.618% 2023[4]	1,272	1,231
Huarong Finance 2017 Co., Ltd. 4.75% 2027	5,137	4,058
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[4]	24,776	24,373
Huarong Finance 2019 Co., Ltd. 3.75% 2024	750	691
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[4]	1,334	1,149
Huarong Finance 2019 Co., Ltd. 3.875% 2029	1,520	1,039
Huarong Finance 2019 Co., Ltd. 4.50% 2029	4,332	3,065
Huarong Finance 2019 Co., Ltd. 3.375% 2030	1,496	978
Huarong Finance II Co., Ltd. 5.00% 2025	3,769	3,222
Huarong Finance II Co., Ltd. 5.50% 2025	3,287	2,962
Huarong Finance II Co., Ltd. 4.625% 2026	2,469	2,077
Huarong Finance II Co., Ltd. 4.875% 2026	3,058	2,496
HUB International, Ltd. 7.00% 2026[8]	1,335	1,268
Humana, Inc. 3.70% 2029	582	522
Hungary (Republic of) 2.125% 2031[8]	33,870	23,257
Hyundai Capital America 0.875% 2024[8]	8,710	8,052
Hyundai Capital America 1.80% 2025[8]	666	593
Hyundai Capital America 1.50% 2026[8]	6,775	5,761
Hyundai Capital America 2.00% 2028[8]	4,375	3,489
Iliad Holding SAS 6.50% 2026[8]	575	504
Imperial Tobacco Finance PLC 6.125% 2027[8]	1,285	1,268
Indonesia (Republic of) 4.65% 2032	1,350	1,270
Ingles Markets, Inc. 4.00% 2031[8]	545	446
Intercontinental Exchange, Inc. 4.00% 2027	15,260	14,501
Intercontinental Exchange, Inc. 4.35% 2029	3,950	3,741
Intercontinental Exchange, Inc. 4.60% 2033	770	719
Intercontinental Exchange, Inc. 4.95% 2052	1,282	1,142
International Flavors & Fragrances, Inc. 1.23% 2025[8]	2,000	1,754
International Flavors & Fragrances, Inc. 1.832% 2027[8]	1,100	902
International Flavors & Fragrances, Inc. 2.30% 2030[8]	1,740	1,338
International Flavors & Fragrances, Inc. 3.268% 2040[8]	1,000	692
International Flavors & Fragrances, Inc. 3.468% 2050[8]	2,000	1,313
International Game Technology PLC 4.125% 2026[8]	700	641
International Game Technology PLC 5.25% 2029[8]	620	550
Interstate Power and Light Co. 2.30% 2030	4,150	3,338
Intesa Sanpaolo SpA 3.25% 2024[8]	7,125	6,714
Invitation Homes Operating Partnership, LP 2.30% 2028	754	605
Invitation Homes Operating Partnership, LP 2.00% 2031	1,220	876
Invitation Homes Operating Partnership, LP 2.70% 2034	814	576
Iqvia, Inc. 5.00% 2027[8]	630	589
Iraq (Republic of) 6.752% 2023[8]	2,200	2,144
Iron Mountain Information Management Services, Inc. 5.00% 2032[8]	310	240
Iron Mountain, Inc. 5.25% 2030[8]	697	578
Israel (State of) 2.875% 2026	726	689
Israel (State of) 2.50% 2030	16,570	14,500
ITC Holdings Corp. 4.95% 2027[8]	875	855
Jacobs Entertainment, Inc. 6.75% 2029[8]	495	424
Johnson & Johnson 0.95% 2027	1,082	917
Johnson & Johnson 1.30% 2030	3,265	2,601
Johnson & Johnson 2.10% 2040	1,000	668
Johnson & Johnson 2.25% 2050	2,426	1,503
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	6,109	5,281
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	8,388	7,868
Capital World Bond Fund — Page 19 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	USD15,010	$13,676
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	1,055	974
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,498	2,977
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,261
Keb Hana Bank 3.25% 2027[8]	11,290	10,509
Kennedy-Wilson Holdings, Inc. 4.75% 2029	695	532
Kennedy-Wilson Holdings, Inc. 4.75% 2030	575	428
Kimberly-Clark Corp. 3.10% 2030	668	590
Kinder Morgan, Inc. 3.60% 2051	6,560	4,270
Kinetik Holdings, LP 5.875% 2030[8]	375	344
Korea Development Bank 4.25% 2032	690	650
Korea Electric Power Corp. 4.00% 2027[8]	700	664
Kronos Acquisition Holdings, Inc. 5.00% 2026[8]	490	431
Kronos Acquisition Holdings, Inc. 7.00% 2027[8]	1,050	805
Labl Escrow Issuer, LLC 10.50% 2027[8]	150	128
Lamb Weston Holdings, Inc. 4.125% 2030[8]	605	513
Lamb Weston Holdings, Inc. 4.375% 2032[8]	400	331
Las Vegas Sands Corp. 3.20% 2024	347	327
LCM Investments Holdings II, LLC 4.875% 2029[8]	281	218
Leader Goal International, Ltd. 4.25% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.919% on 1/19/2023)[1]	350	349
Ligado Networks, LLC 15.50% PIK 2023[8,10]	1,038	482
Lithia Motors, Inc. 3.875% 2029[8]	60	48
Lloyds Banking Group PLC 3.75% 2027	2,827	2,587
Lowe’s Companies, Inc. 5.00% 2033	1,098	1,038
Lowe’s Companies, Inc. 3.00% 2050	1,082	665
Lowe’s Companies, Inc. 5.625% 2053	414	384
LPL Holdings, Inc. 4.625% 2027[8]	875	795
LPL Holdings, Inc. 4.00% 2029[8]	150	129
LSB Industries, Inc. 6.25% 2028[8]	570	490
LSC Communications, Inc. 8.75% 2023[6,8,11]	2,502	24
LYB International Finance III, LLC 1.25% 2025	475	418
LYB International Finance III, LLC 3.625% 2051	2,409	1,577
Magallanes, Inc. 4.279% 2032[8]	5,585	4,602
Magallanes, Inc. 5.05% 2042[8]	11,988	8,991
Mallinckrodt PLC 10.00% 2025[8]	290	264
Marsh & McLennan Companies, Inc. 3.875% 2024	370	365
Marsh & McLennan Companies, Inc. 4.375% 2029	160	152
Marsh & McLennan Companies, Inc. 2.25% 2030	351	279
Marsh & McLennan Companies, Inc. 2.375% 2031	913	719
Marsh & McLennan Companies, Inc. 2.90% 2051	600	373
Masco Corp. 1.50% 2028	533	431
Masco Corp. 2.00% 2031	994	746
Masco Corp. 3.125% 2051	153	93
Mastercard, Inc. 1.90% 2031	1,653	1,321
Mastercard, Inc. 2.00% 2031	4,527	3,589
Mastercard, Inc. 2.95% 2051	772	527
McDonald’s Corp. 4.60% 2032	1,415	1,353
McDonald’s Corp. 5.15% 2052	520	484
Meituan Dianping 3.05% 2030[8]	365	242
Melco International Development, Ltd. 4.875% 2025[8]	400	297
Melco International Development, Ltd. 5.75% 2028[8]	200	129
Mercer International, Inc. 5.125% 2029	455	363
Merck & Co., Inc. 1.45% 2030	4,500	3,526
Capital World Bond Fund — Page 20 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Methanex Corp. 5.125% 2027	USD500	$421
MetLife, Inc. 5.00% 2052	230	210
Metropolitan Life Global Funding I 1.95% 2023[8]	1,000	993
Metropolitan Life Global Funding I 0.95% 2025[8]	666	598
Metropolitan Life Global Funding I 3.45% 2026[8]	2,310	2,150
Metropolitan Life Global Funding I 1.875% 2027[8]	1,500	1,311
Metropolitan Life Global Funding I 3.00% 2027[8]	1,150	1,039
Metropolitan Life Global Funding I 4.30% 2029[8]	1,000	933
Metropolitan Life Global Funding I 1.55% 2031[8]	571	431
Mexico City Airport Trust 4.25% 2026	1,278	1,139
Mexico City Airport Trust 3.875% 2028	1,672	1,383
Mexico City Airport Trust 5.50% 2046	2,675	1,691
Mexico City Airport Trust 5.50% 2047[8]	287	180
Microsoft Corp. 2.40% 2026	3,000	2,780
Microsoft Corp. 3.30% 2027	4,725	4,508
Midas OpCo Holdings, LLC 5.625% 2029[8]	510	420
Mineral Resources, Ltd. 8.00% 2027[8]	500	482
Mineral Resources, Ltd. 8.50% 2030[8]	385	373
MISC Capital Two (Labuan), Ltd. 3.75% 2027[8]	10,569	9,579
Mohegan Gaming & Entertainment 8.00% 2026[8]	530	443
Molina Healthcare, Inc. 4.375% 2028[8]	135	122
Molina Healthcare, Inc. 3.875% 2030[8]	460	387
MoneyGram International, Inc. 5.375% 2026[8]	215	211
Mongolia (State of) 5.125% 2026	700	549
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	12,733
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	10,772	9,320
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,604	1,173
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	905	693
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	2,124	1,682
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	580	538
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[1]	1,540	1,386
Movida Europe SA 5.25% 2031[8]	4,770	3,394
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]	1,650	1,135
Mozart Debt Merger Sub, Inc. 5.25% 2029[8]	1,110	840
MPLX, LP 5.50% 2049	7,743	6,593
MSCI, Inc. 3.625% 2031[8]	900	723
MSCI, Inc. 3.875% 2031[8]	855	722
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,8]	3,000	2,842
Nabors Industries, Inc. 7.375% 2027[8]	625	578
National Financial Partners Corp. 6.875% 2028[8]	748	585
National Grid PLC 3.15% 2027[8]	1,105	986
Navient Corp. 5.00% 2027	380	311
Navient Corp. 4.875% 2028	1,050	804
NBM US Holdings, Inc. 7.00% 2026[2]	9,816	9,494
NCL Corp., Ltd. 5.875% 2027[8]	575	480
NCR Corp. 5.125% 2029[8]	655	493
NCR Corp. 5.25% 2030[8]	172	130
Neiman Marcus Group, LLC 7.125% 2026[8]	510	469
Nestlé Holdings, Inc. 0.625% 2026[8]	6,692	5,869
Nestlé Holdings, Inc. 1.00% 2027[8]	4,275	3,581
Nestlé Holdings, Inc. 1.15% 2027[8]	2,650	2,289
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 7.424% 2026[4,9]	998	931
Netflix, Inc. 4.875% 2028	1,957	1,836
Netflix, Inc. 5.875% 2028	2,750	2,690
Capital World Bond Fund — Page 21 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 5.375% 2029[8]	USD1,918	$1,807
Netflix, Inc. 4.875% 2030[8]	1,309	1,199
New Fortress Energy, Inc. 6.75% 2025[8]	970	920
New Fortress Energy, Inc. 6.50% 2026[8]	1,425	1,319
New York Life Global Funding 0.95% 2025[8]	842	755
New York Life Global Funding 0.85% 2026[8]	750	660
New York Life Global Funding 1.20% 2030[8]	11,702	8,749
New York State Electric & Gas Corp. 3.25% 2026[8]	3,000	2,804
Newcrest Finance Pty, Ltd. 3.25% 2030[8]	2,143	1,790
Newell Rubbermaid, Inc. 4.70% 2026	380	350
News Corp. 5.125% 2032[8]	515	453
Nexstar Broadcasting, Inc. 4.75% 2028[8]	527	449
Nexstar Escrow Corp. 5.625% 2027[8]	515	475
NextEra Energy Capital Holdings, Inc. 1.90% 2028	6,375	5,285
NGL Energy Operating, LLC 7.50% 2026[8]	1,645	1,466
NGL Energy Partners, LP 7.50% 2023	222	215
Niagara Mohawk Power Corp. 4.278% 2034[8]	3,000	2,579
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[8]	485	482
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[8]	38	38
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[8]	362	355
Nigeria (Republic of) 8.375% 2029[8]	725	521
NIKE, Inc. 3.375% 2050	1,680	1,240
NiSource Finance Corp. 3.95% 2048	519	384
NiSource Finance Corp. 5.00% 2052	2,175	1,905
Nordea Bank AB 3.60% 2025[8]	4,575	4,377
Norfolk Southern Corp. 3.05% 2050	816	534
Norfolk Southern Corp. 4.55% 2053	474	403
Northern Oil and Gas, Inc. 8.125% 2028[8]	1,235	1,160
Northern States Power Co. 2.60% 2051	937	585
Northern States Power Co. 4.50% 2052	262	231
Nova Chemicals Corp. 4.25% 2029[8]	430	336
Novartis Capital Corp. 2.20% 2030	4,000	3,343
Novelis Corp. 4.75% 2030[8]	510	419
Novelis Corp. 3.875% 2031[8]	410	307
NuStar Logistics, LP 5.625% 2027	630	550
Nuveen, LLC 4.00% 2028[8]	545	506
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[8]	400	386
Oasis Petroleum, Inc. 6.375% 2026[8]	680	649
Occidental Petroleum Corp. 6.375% 2028	1,565	1,562
Occidental Petroleum Corp. 6.625% 2030	265	270
Occidental Petroleum Corp. 8.875% 2030	150	167
Occidental Petroleum Corp. 6.125% 2031	495	489
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	5,508
Oleoducto Central SA 4.00% 2027[8]	15,275	11,813
Oleoducto Central SA 4.00% 2027	3,352	2,592
Oman (Sultanate of) 6.25% 2031[8]	3,400	3,177
Oncor Electric Delivery Company, LLC 2.75% 2030	400	344
Oncor Electric Delivery Company, LLC 4.55% 2032[8]	1,875	1,806
Oncor Electric Delivery Company, LLC 2.70% 2051	3,223	2,066
ONEOK, Inc. 5.20% 2048	946	756
Option Care Health, Inc. 4.375% 2029[8]	150	127
Oracle Corp. 3.25% 2027	4	4
Oracle Corp. 3.60% 2050	2,475	1,553
Oracle Corp. 3.95% 2051	1,846	1,228
Capital World Bond Fund — Page 22 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Organon Finance 1, LLC 4.125% 2028[8]	USD250	$214
Organon Finance 1, LLC 5.125% 2031[8]	330	271
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[8]	225	211
Pacific Gas and Electric Co. 2.10% 2027	1,800	1,458
Pacific Gas and Electric Co. 3.00% 2028	15,640	12,912
Pacific Gas and Electric Co. 4.65% 2028	11,414	10,085
Pacific Gas and Electric Co. 4.55% 2030	3,834	3,290
Pacific Gas and Electric Co. 2.50% 2031	6,692	4,878
Pacific Gas and Electric Co. 3.25% 2031	9,826	7,511
Pacific Gas and Electric Co. 3.30% 2040	19,545	12,553
Pacific Gas and Electric Co. 3.75% 2042	2,549	1,621
Pakistan (Islamic Republic of) 5.625% 2022	52,022	44,607
Panama (Republic of) 3.75% 2026[8]	411	391
Panama (Republic of) 4.50% 2056	1,139	773
Panama (Republic of) 3.87% 2060	1,160	693
Panama (Republic of) 4.50% 2063	470	312
Panther BF Aggregator 2, LP 8.50% 2027[8]	350	335
Park Intermediate Holdings, LLC 4.875% 2029[8]	320	260
Parker-Hannifin Corp. 3.25% 2029	70	62
Party City Holdings, Inc. 8.75% 2026[8]	536	312
PayPal Holdings, Inc. 3.90% 2027	1,154	1,107
PayPal Holdings, Inc. 2.85% 2029	2,035	1,743
PayPal Holdings, Inc. 2.30% 2030	4,178	3,403
PayPal Holdings, Inc. 3.25% 2050	196	133
PepsiCo, Inc. 1.95% 2031	1,162	926
PepsiCo, Inc. 3.625% 2050	264	216
PepsiCo, Inc. 2.75% 2051	586	400
Performance Food Group, Inc. 5.50% 2027[8]	385	351
Petrobras Global Finance Co. 6.75% 2050	176	144
Petrobras Global Finance Co. 5.50% 2051	124	88
Petróleos Mexicanos 3.50% 2023	1,200	1,186
Petróleos Mexicanos 4.625% 2023	271	264
Petróleos Mexicanos 4.25% 2025	160	148
Petróleos Mexicanos 6.875% 2025	4,006	3,773
Petróleos Mexicanos 6.875% 2026	18,730	16,894
Petróleos Mexicanos 6.50% 2027	16,272	13,655
Petróleos Mexicanos 6.50% 2029	380	293
Petróleos Mexicanos 8.75% 2029[8]	3,451	2,958
Petróleos Mexicanos 6.84% 2030	976	729
Petróleos Mexicanos 5.95% 2031	2,594	1,756
Petróleos Mexicanos 6.70% 2032	926	651
Petróleos Mexicanos 6.75% 2047	2,487	1,391
Petróleos Mexicanos 6.95% 2060	776	431
PETRONAS Capital, Ltd. 3.50% 2030[8]	665	608
PETRONAS Capital, Ltd. 4.55% 2050[8]	1,940	1,739
PetSmart, Inc. 4.75% 2028[8]	750	643
PetSmart, Inc. 7.75% 2029[8]	750	672
PG&E Corp. 5.00% 2028	1,095	944
PGT Innovations, Inc. 4.375% 2029[8]	400	329
Philip Morris International, Inc. 1.75% 2030	503	368
Philip Morris International, Inc. 2.10% 2030	3,783	2,878
Philippines (Republic of) 6.375% 2032	2,190	2,325
Philippines (Republic of) 6.375% 2034	2,320	2,434
Pilgrim’s Pride Corp. 5.875% 2027[8]	550	536
Plains All American Pipeline, LP 3.80% 2030	1,797	1,509
Capital World Bond Fund — Page 23 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PLDT, Inc. 2.50% 2031	USD380	$312
PM General Purchaser, LLC 9.50% 2028[8]	135	113
Post Holdings, Inc. 5.625% 2028[8]	830	759
Post Holdings, Inc. 4.625% 2030[8]	535	441
Power Financial Corp., Ltd. 4.50% 2029	640	575
Power Financial Corp., Ltd. 3.35% 2031	6,950	5,475
Praxair, Inc. 2.00% 2050	412	228
Procter & Gamble Company 0.55% 2025	1,792	1,596
Procter & Gamble Company 1.00% 2026	338	301
Procter & Gamble Company 1.20% 2030	1,685	1,303
Prudential Financial, Inc. 3.905% 2047	250	191
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	380	285
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[8]	1,030	1,019
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[8]	2,860	2,564
PTT Exploration and Production PCL 2.587% 2027[8]	1,460	1,293
Public Service Company of Colorado 1.875% 2031	2,332	1,825
Public Service Electric and Gas Co. 2.05% 2050	2,700	1,471
Qatar (State of) 4.00% 2029[8]	1,661	1,595
Qatar (State of) 4.00% 2029	675	648
Qatar (State of) 4.40% 2050[8]	2,145	1,892
Qatar Petroleum 2.25% 2031[8]	932	753
Qatar Petroleum 3.125% 2041[8]	16,587	12,136
Qatar Petroleum 3.30% 2051[8]	4,710	3,355
Radiology Partners, Inc. 9.25% 2028[8]	1,064	696
Range Resources Corp. 8.25% 2029	635	647
Range Resources Corp. 4.75% 2030[8]	695	604
Raptor Acquisition Corp. 4.875% 2026[8]	650	560
Raytheon Technologies Corp. 1.90% 2031	1,430	1,094
Raytheon Technologies Corp. 2.375% 2032	500	394
Raytheon Technologies Corp. 2.82% 2051	750	473
Raytheon Technologies Corp. 3.03% 2052	500	328
Realogy Corp. 5.75% 2029[8]	585	423
Realogy Corp. 5.25% 2030[8]	380	259
Regeneron Pharmaceuticals, Inc. 1.75% 2030	7,373	5,591
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,217	791
RLJ Lodging Trust, LP 4.00% 2029[8]	180	141
Roche Holdings, Inc. 1.93% 2028[8]	3,000	2,525
Roche Holdings, Inc. 2.076% 2031[8]	6,500	5,216
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	8,625	7,580
Royal Caribbean Cruises, Ltd. 11.50% 2025[8]	298	317
Royal Caribbean Cruises, Ltd. 5.375% 2027[8]	300	221
Royal Caribbean Cruises, Ltd. 8.25% 2029[8]	230	224
Royal Caribbean Cruises, Ltd. 9.25% 2029[8]	139	137
RP Escrow Issuer, LLC 5.25% 2025[8]	435	360
Russian Federation 4.25% 2027[6]	8,800	3,916
Russian Federation 4.375% 2029[6]	19,400	7,857
Russian Federation 5.10% 2035[6]	1,800	729
Russian Federation 5.25% 2047[6]	1,000	445
Ryan Specialty Group, LLC 4.375% 2030[8]	305	259
SA Global Sukuk, Ltd. 0.946% 2024[8]	955	892
salesforce.com, inc. 1.95% 2031	875	690
salesforce.com, inc. 2.70% 2041	375	259
salesforce.com, inc. 2.90% 2051	600	397
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	152	144
Sands China, Ltd. 2.80% 2027[1]	600	478
Capital World Bond Fund — Page 24 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 5.90% 2028	USD275	$232
Santander Holdings USA, Inc. 3.244% 2026	14,395	12,900
Saskatchewan (Province of) 3.25% 2027	1,073	1,023
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,619
Scientific Games Corp. 8.625% 2025[8]	330	338
Scientific Games Corp. 7.00% 2028[8]	310	293
Scientific Games Corp. 7.25% 2029[8]	500	466
Scientific Games Holdings, LP 6.625% 2030[8]	671	539
SCIH Salt Holdings, Inc. 4.875% 2028[8]	280	232
SCIH Salt Holdings, Inc. 6.625% 2029[8]	560	431
Scotts Miracle-Gro Co. 4.50% 2029	430	313
Scotts Miracle-Gro Co. 4.375% 2032	345	246
Sealed Air Corp. 5.00% 2029[8]	300	268
Senegal (Republic of) 6.75% 2048	1,100	689
ServiceNow, Inc. 1.40% 2030	10,473	7,726
Shell International Finance BV 3.50% 2023	6,611	6,552
Shell International Finance BV 2.375% 2029	3,980	3,341
Shell International Finance BV 2.75% 2030	3,800	3,248
Sherwin-Williams Company 3.45% 2027	892	820
Sherwin-Williams Company 2.95% 2029	500	428
Sherwin-Williams Company 2.30% 2030	849	679
Sherwin-Williams Company 2.20% 2032	750	568
Sherwin-Williams Company 4.50% 2047	500	407
Sherwin-Williams Company 3.30% 2050	750	494
Sherwin-Williams Company 2.90% 2052	250	151
Siam Commercial Bank Public Co., Ltd. 3.90% 2024	1,210	1,196
Silgan Holdings, Inc. 4.125% 2028	660	587
Simmons Foods, Inc. 4.625% 2029[8]	532	436
Singapore Airlines, Ltd. 3.375% 2029	19,495	17,009
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[8]	500	421
Sirius XM Radio, Inc. 4.00% 2028[8]	450	384
Sirius XM Radio, Inc. 3.875% 2031[8]	980	762
SK hynix, Inc. 1.50% 2026[8]	752	652
SK hynix, Inc. 2.375% 2031[8]	694	514
SkyMiles IP, Ltd. 4.75% 2028[8]	150	140
SM Energy Co. 6.50% 2028	135	129
Sonic Automotive, Inc. 4.625% 2029[8]	350	275
Sonic Automotive, Inc. 4.875% 2031[8]	360	273
South32 Treasury (USA), Ltd. 4.35% 2032[8]	945	815
Southern California Edison Co. 2.85% 2029	1,100	929
Southern California Edison Co. 2.95% 2051	3,069	1,875
Southern California Edison Co. 3.65% 2051	3,310	2,313
Southern California Edison Co. 3.45% 2052	1,475	996
Southwestern Electric Power Co. 3.25% 2051	1,630	1,040
Southwestern Energy Co. 5.95% 2025[1]	350	343
Southwestern Energy Co. 8.375% 2028	202	210
Southwestern Energy Co. 5.375% 2030	870	786
Southwestern Energy Co. 4.75% 2032	100	84
Sprint Corp. 6.875% 2028	779	802
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[6]	10,896	2,838
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[6,8]	214	56
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[6]	2,775	748
State Grid Overseas Investment, Ltd. 3.50% 2027[8]	2,000	1,908
Statoil ASA 3.25% 2024	1,050	1,021
Stellantis Finance US, Inc. 1.711% 2027[8]	4,000	3,334
Capital World Bond Fund — Page 25 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Stellantis Finance US, Inc. 5.625% 2028[8]	USD16,400	$15,823
Stellantis Finance US, Inc. 2.691% 2031[8]	3,775	2,698
Stellantis Finance US, Inc. 6.375% 2032[8]	6,000	5,559
Stericycle, Inc. 3.875% 2029[8]	745	618
Studio City Co., Ltd. 7.00% 2027[8]	530	444
Studio City Finance, Ltd. 6.00% 2025[8]	935	523
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[8]	835	607
Sun Communities Operating, LP 2.30% 2028	788	633
Sun Communities Operating, LP 2.70% 2031	1,832	1,387
Sun Communities Operating, LP 4.20% 2032	2,334	1,958
Sunoco, LP 4.50% 2029	500	416
Sunoco, LP 4.50% 2030	160	131
Surgery Center Holdings 10.00% 2027[8]	555	540
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	3,070	2,252
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,8]	5,600	4,925
Talen Energy Corp. 7.25% 2027[8]	675	692
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 7.48% 2023[4,9]	545	547
Teekay Offshore Partners, LP 8.50% 2023[6,8,11]	30	8
Tencent Holdings, Ltd. 1.81% 2026	600	538
Tencent Holdings, Ltd. 3.975% 2029	250	225
Tencent Holdings, Ltd. 2.39% 2030[8]	300	236
Tencent Holdings, Ltd. 3.24% 2050[8]	9,220	5,623
Tencent Music Entertainment Group 2.00% 2030	3,480	2,532
Tenet Healthcare Corp. 4.875% 2026[8]	651	606
Tenet Healthcare Corp. 5.125% 2027[8]	175	157
Tenet Healthcare Corp. 4.625% 2028[8]	350	306
Tenet Healthcare Corp. 6.125% 2028[8]	175	154
Tenet Healthcare Corp. 6.125% 2030[8]	450	413
Teva Pharmaceutical Finance Co. BV 3.15% 2026	34,180	28,091
Teva Pharmaceutical Finance Co. BV 4.75% 2027	685	583
Teva Pharmaceutical Finance Co. BV 5.125% 2029	1,285	1,063
Teva Pharmaceutical Finance Co. BV 4.10% 2046	155	93
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	7,001
T-Mobile US, Inc. 1.50% 2026	9,025	7,931
T-Mobile US, Inc. 2.05% 2028	1,275	1,060
T-Mobile US, Inc. 3.875% 2030	1,064	944
T-Mobile US, Inc. 2.55% 2031	7,889	6,257
T-Mobile US, Inc. 3.00% 2041	1,376	922
T-Mobile US, Inc. 3.40% 2052	650	430
TNB Global Ventures Capital Bhd. 3.244% 2026	700	650
Total Capital International 2.829% 2030	2,670	2,302
Toyota Motor Credit Corp. 1.90% 2028	1,067	909
Toyota Motor Credit Corp. 3.375% 2030	2,412	2,158
TransCanada PipeLines, Ltd. 4.10% 2030	2,619	2,347
TransDigm, Inc. 6.25% 2026[8]	500	486
TransDigm, Inc. 5.50% 2027	505	440
Transocean Guardian, Ltd. 5.875% 2024[8]	191	180
Transocean Poseidon, Ltd. 6.875% 2027[8]	182	167
Travelers Companies, Inc. 4.10% 2049	400	328
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[8,11]	800	710
Triumph Group, Inc. 6.25% 2024[8]	328	299
Capital World Bond Fund — Page 26 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 6.35% 2024	USD9,640	$9,273
Turkey (Republic of) 6.00% 2041	2,500	1,551
Twitter, Inc. 5.00% 2030[8]	150	144
U.S. Treasury 0.125% 2023	28,180	26,803
U.S. Treasury 0.125% 2023	12,000	11,554
U.S. Treasury 6.25% 2023	2,499	2,537
U.S. Treasury 0.375% 2024	3,000	2,790
U.S. Treasury 1.50% 2024	6,000	5,672
U.S. Treasury 2.00% 2024	3,700	3,563
U.S. Treasury 2.25% 2024[13]	54,760	53,007
U.S. Treasury 0.25% 2025	136,626	120,965
U.S. Treasury 0.25% 2025	117,950	105,046
U.S. Treasury 0.25% 2025	2,895	2,598
U.S. Treasury 1.75% 2025	550	518
U.S. Treasury 2.75% 2025	68,290	65,626
U.S. Treasury 2.875% 2025	27,270	26,169
U.S. Treasury 2.875% 2025	72	69
U.S. Treasury 3.125% 2025	2,500	2,422
U.S. Treasury 3.50% 2025	4,490	4,397
U.S. Treasury 0.375% 2026	141,430	124,547
U.S. Treasury 0.50% 2026	128,280	113,166
U.S. Treasury 0.625% 2026	32,230	28,194
U.S. Treasury 0.75% 2026[13]	171,225	152,015
U.S. Treasury 0.875% 2026	50,975	44,848
U.S. Treasury 0.875% 2026	44,247	39,175
U.S. Treasury 1.125% 2026	95,220	84,428
U.S. Treasury 1.625% 2026	4,255	3,849
U.S. Treasury 2.25% 2026	25	23
U.S. Treasury 0.50% 2027	4,200	3,536
U.S. Treasury 0.625% 2027	3,300	2,767
U.S. Treasury 2.25% 2027	10,500	9,709
U.S. Treasury 2.50% 2027	82,380	76,924
U.S. Treasury 2.625% 2027	7,002	6,571
U.S. Treasury 2.75% 2027	7,400	6,966
U.S. Treasury 2.75% 2027	3,280	3,095
U.S. Treasury 3.125% 2027	163,329	156,596
U.S. Treasury 1.125% 2028	10,000	8,465
U.S. Treasury 1.125% 2028	2,968	2,546
U.S. Treasury 2.75% 2028	13,845	12,962
U.S. Treasury 2.875% 2028[13]	27,630	25,964
U.S. Treasury 1.625% 2029[13]	59,970	51,715
U.S. Treasury 2.875% 2029	5,407	5,048
U.S. Treasury 0.625% 2030[13]	35,268	27,782
U.S. Treasury 0.625% 2030	20	16
U.S. Treasury 1.50% 2030	240	204
U.S. Treasury 1.25% 2031[13]	51,250	41,432
U.S. Treasury 1.625% 2031	12,235	10,274
U.S. Treasury 1.875% 2032[13]	109,350	92,676
U.S. Treasury 2.75% 2032	4,603	4,209
U.S. Treasury 2.875% 2032	20,595	19,047
U.S. Treasury 4.50% 2038	1,000	1,079
U.S. Treasury 4.375% 2039	1,500	1,586
U.S. Treasury 4.50% 2039	2,270	2,440
U.S. Treasury 1.125% 2040	50	31
U.S. Treasury 1.75% 2041	3,460	2,369
Capital World Bond Fund — Page 27 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2041	USD36,246	$25,708
U.S. Treasury 2.25% 2041[13]	35,385	26,785
U.S. Treasury 3.125% 2041	100	87
U.S. Treasury 2.75% 2042	2,300	1,865
U.S. Treasury 2.75% 2042	100	81
U.S. Treasury 3.25% 2042	1,636	1,452
U.S. Treasury 3.375% 2042	308	279
U.S. Treasury 2.875% 2043	1,600	1,320
U.S. Treasury 3.125% 2044	940	804
U.S. Treasury 3.375% 2044	2,700	2,409
U.S. Treasury 2.50% 2045	1,900	1,449
U.S. Treasury 2.875% 2045	1,250	1,020
U.S. Treasury 3.00% 2045	1,425	1,190
U.S. Treasury 3.00% 2045	1,125	940
U.S. Treasury 3.00% 2048[13]	8,165	6,873
U.S. Treasury 3.125% 2048	800	692
U.S. Treasury 2.375% 2049	100	75
U.S. Treasury 3.00% 2049	520	444
U.S. Treasury 1.25% 2050[13]	12,110	6,785
U.S. Treasury 1.375% 2050	1,310	759
U.S. Treasury 1.625% 2050	5,855	3,634
U.S. Treasury 2.00% 2050[13]	21,180	14,560
U.S. Treasury 1.875% 2051[13]	110,940	73,411
U.S. Treasury 2.00% 2051	38,220	26,115
U.S. Treasury 2.375% 2051	860	644
U.S. Treasury 2.25% 2052	51,400	37,351
U.S. Treasury 2.875% 2052	4,465	3,746
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	106	103
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	21,859	21,333
U.S. Treasury Inflation-Protected Security 0.125% 2027[3]	4,197	3,869
U.S. Treasury Inflation-Protected Security 0.125% 2051[3,13]	16,711	10,508
U.S. Treasury Inflation-Protected Security 0.125% 2052[3]	1,346	853
UBS Group AG 4.49% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,8]	14,100	13,761
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[4,9]	675	640
Ukraine 7.75% 2024[6]	44,660	12,817
Ukraine 7.75% 2026[6]	12,460	2,635
Ukraine 8.994% 2026[6]	4,127	887
Ukraine 7.75% 2029[6]	2,300	489
Ukraine 6.876% 2031	9,540	1,787
Ukraine 7.375% 2034[6,8]	560	107
Ukraine 0% 2041[4]	1,000	285
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,8]	16,050	11,953
Uniform Mortgage-Backed Security 2.50% 2052[5,12]	41,080	34,478
Uniform Mortgage-Backed Security 2.50% 2052[5,12]	24,500	20,513
Uniform Mortgage-Backed Security 4.00% 2052[5,12]	26,368	24,474
Uniform Mortgage-Backed Security 4.50% 2052[5,12]	242,840	231,400
Uniform Mortgage-Backed Security 5.00% 2052[5,12]	115,300	112,202
Uniform Mortgage-Backed Security 5.00% 2052[5,12]	38,220	37,241
Uniform Mortgage-Backed Security 5.50% 2052[5,12]	24,740	24,597
Union Pacific Corp. 2.80% 2032	4,000	3,337
Union Pacific Corp. 4.30% 2049	1,550	1,301
Union Pacific Corp. 3.839% 2060	302	225
Union Pacific Corp. 3.799% 2071	302	214
Unisys Corp. 6.875% 2027[8]	300	235
Capital World Bond Fund — Page 28 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Airlines Holdings, Inc. 6.50% 2027[8]	USD546	$536
United Mexican States 3.25% 2030	1,125	941
United Mexican States 4.875% 2033	210	185
United Mexican States 5.00% 2051	1,020	787
United Mexican States 4.40% 2052	860	595
United Mexican States 3.75% 2071	1,290	751
United Rentals, Inc. 4.875% 2028	475	437
United Technologies Corp. 3.65% 2023	185	183
United Technologies Corp. 3.125% 2027	250	230
United Technologies Corp. 4.125% 2028	4,100	3,834
UnitedHealth Group, Inc. 3.75% 2025	1,658	1,613
UnitedHealth Group, Inc. 3.70% 2027	1,423	1,356
UnitedHealth Group, Inc. 4.20% 2032	1,365	1,269
UnitedHealth Group, Inc. 4.25% 2048	757	629
UnitedHealth Group, Inc. 3.25% 2051	731	509
UnitedHealth Group, Inc. 4.75% 2052	230	206
Universal Entertainment Corp. 8.50% 2024[8]	500	461
Univision Communications, Inc. 4.50% 2029[8]	680	556
Univision Communications, Inc. 7.375% 2030[8]	1,347	1,288
US Foods, Inc. 4.625% 2030[8]	215	178
Vale Overseas, Ltd. 3.75% 2030	5	4
Valeant Pharmaceuticals International, Inc. 5.50% 2025[8]	820	653
Valvoline, Inc. 3.625% 2031[8]	733	541
Venator Materials Corp. 5.75% 2025[8]	654	443
Venator Materials Corp. 9.50% 2025[8]	465	448
Venezuela (Bolivarian Republic of) 7.00% 2018[6]	60	4
Venezuela (Bolivarian Republic of) 7.75% 2019[6]	1,074	75
Venezuela (Bolivarian Republic of) 6.00% 2020[6]	883	62
Venezuela (Bolivarian Republic of) 12.75% 2022[6]	80	6
Venezuela (Bolivarian Republic of) 9.00% 2023[6]	1,289	97
Venezuela (Bolivarian Republic of) 8.25% 2024[6]	279	21
Venezuela (Bolivarian Republic of) 7.65% 2025[6]	120	9
Venezuela (Bolivarian Republic of) 11.75% 2026[6]	60	5
Venezuela (Bolivarian Republic of) 9.25% 2027[6]	159	13
Venezuela (Bolivarian Republic of) 9.25% 2028[6]	2,498	201
Venezuela (Bolivarian Republic of) 11.95% 2031[6]	99	8
Venezuela (Bolivarian Republic of) 7.00% 2038[6]	99	8
Venture Global Calcasieu Pass, LLC 3.875% 2029[8]	310	267
Venture Global Calcasieu Pass, LLC 4.125% 2031[8]	1,060	882
Venture Global Calcasieu Pass, LLC 3.875% 2033[8]	475	370
Verizon Communications, Inc. 4.329% 2028	3,315	3,122
Verizon Communications, Inc. 1.68% 2030	2,500	1,876
Verizon Communications, Inc. 3.15% 2030	3,500	2,982
Verizon Communications, Inc. 1.75% 2031	5,473	4,114
Verizon Communications, Inc. 2.55% 2031	16,935	13,539
Verizon Communications, Inc. 3.40% 2041	1,800	1,319
Verizon Communications, Inc. 3.85% 2042	443	341
Verizon Communications, Inc. 2.875% 2050	1,325	814
Verizon Communications, Inc. 3.55% 2051	1,594	1,124
Vertical U.S. Newco, Inc. 5.25% 2027[8]	300	256
VICI Properties, LP 4.375% 2025	996	950
VICI Properties, LP 4.75% 2028	2,645	2,438
VICI Properties, LP 4.625% 2029[8]	492	428
VICI Properties, LP 4.95% 2030	1,767	1,601
VICI Properties, LP 5.125% 2032	905	804
Capital World Bond Fund — Page 29 of 43

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 5.625% 2052	USD275	$228
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[8]	751	708
VICI Properties, LP / VICI Note Co., Inc. 4.50% 2028[8]	1,642	1,459
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[8]	140	118
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[8]	250	209
Vigorous Champion International, Ltd. 4.25% 2029	1,000	856
Virginia Electric and Power Co. 2.40% 2032	3,556	2,839
Vistra Corp. 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.93% on 10/15/2026)[1,8]	350	322
Vistra Corp. 7.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.74% on 12/15/2026)[1,8]	700	613
Volkswagen Group of America Finance, LLC 3.125% 2023[8]	8,492	8,400
Volkswagen Group of America Finance, LLC 4.25% 2023[8]	11,700	11,584
VZ Secured Financing BV 5.00% 2032[8]	750	562
W. R. Grace Holdings, LLC 5.625% 2029[8]	270	203
Walt Disney Company 2.65% 2031	7,360	6,103
Warner Music Group 3.75% 2029[8]	675	562
Warrior Met Coal, Inc. 7.875% 2028[8]	300	292
WASH Multifamily Acquisition, Inc. 5.75% 2026[8]	772	713
Weatherford International, Ltd. 11.00% 2024[8]	115	117
Weatherford International, Ltd. 6.50% 2028[8]	650	586
Weatherford International, Ltd. 8.625% 2030[8]	520	454
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	13,194	11,963
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	6,214	5,058
WESCO Distribution, Inc. 7.125% 2025[8]	320	321
WESCO Distribution, Inc. 7.25% 2028[8]	647	635
Western Global Airlines, LLC 10.375% 2025[8]	735	660
Western Midstream Operating, LP 4.75% 2028	160	146
Western Midstream Operating, LP 5.50% 2050[1]	150	121
Westlake Chemical Corp. 5.00% 2046	260	216
Westlake Chemical Corp. 4.375% 2047	155	118
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	7,768
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,279	1,942
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,425	2,524
Westpac Banking Corp. 2.963% 2040	400	256
WeWork Companies, LLC 5.00% 2025[8]	325	189
Williams Companies, Inc. 3.50% 2030	2,565	2,182
Williams Companies, Inc. 2.60% 2031	860	676
Willis North America, Inc. 4.65% 2027	375	357
Wyndham Destinations, Inc. 6.625% 2026[8]	500	469
Wynn Resorts Finance, LLC 5.125% 2029[8]	275	223
Xcel Energy, Inc. 3.35% 2026	3,850	3,576
Xcel Energy, Inc. 1.75% 2027	630	545
Xcel Energy, Inc. 2.35% 2031	2,440	1,891
Xcel Energy, Inc. 4.60% 2032	769	714
Xiaomi Best Time International, Ltd. 2.875% 2031[8]	580	406
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 8.615% 2027[4,9]	400	374
Ziggo Bond Co. BV 5.125% 2030[8]	325	233
Ziggo Bond Finance BV 4.875% 2030[8]	530	420
		4,495,455
Total bonds, notes & other debt instruments (cost: $10,480,261,000)		8,246,640
Capital World Bond Fund — Page 30 of 43

unaudited
Convertible bonds & notes 0.01% U.S. dollars 0.01%		Principal amount (000)	Value (000)
Airbnb, Inc., convertible notes, 0% 2026		USD543	$453
DISH DBS Corp., convertible notes, 3.375% 2026		390	269
Ford Motor Co., convertible notes, 0% 2026		186	171
Penn National Gaming, Inc., convertible notes, 2.75% 2026		87	122
Total convertible bonds & notes (cost: $1,404,000)			1,015
Convertible stocks 0.01% U.S. dollars 0.01%		Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[8]		300	338
Total convertible stocks (cost: $312,000)			338
Preferred securities 0.00% U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[8,11,14]		277	88
Total preferred securities (cost: $287,000)			88
Common stocks 0.01% U.S. dollars 0.01%
Chesapeake Energy Corp.		10,704	1,009
Earthstone Energy, Inc., Class A14		1,235	15
Constellation Oil Services Holding SA, Class B-1[11,14]		3,023,297	—[7]
Bighorn Permian Resources, LLC[11,14]		2,668	—[7]
Total common stocks (cost: $555,000)			1,024
Short-term securities 13.66% Bills & notes of governments outside the U.S. 0.00%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 12/27/2022	13.672%	EGP1,325	65
Money market investments 13.66%		Shares
Capital Group Central Cash Fund 2.81%[15,16]		12,147,331	1,214,612
Total short-term securities (cost: $1,214,511,000)			1,214,677
Total investment securities 106.40% (cost: $11,697,330,000)			9,463,782
Other assets less liabilities (6.40)%			(569,032)
Net assets 100.00%			$8,894,750
Capital World Bond Fund — Page 31 of 43

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Short	12	November 2022	USD(4,846)	$(2)
30 Day Federal Funds Futures	Short	1	December 2022	(401)	1
30 Day Federal Funds Futures	Short	9	February 2023	(3,592)	36
2 Year Euro-Schatz Futures	Long	245	December 2022	25,731	(209)
2 Year U.S. Treasury Note Futures	Long	802	December 2022	164,723	(2,577)
5 Year Euro-Bobl Futures	Long	501	December 2022	58,798	(1,432)
5 Year U.S. Treasury Note Futures	Long	3,982	December 2022	428,096	(10,483)
10 Year Euro-Bund Futures	Long	55	December 2022	7,465	30
10 Year Italy Government Bond Futures	Short	810	December 2022	(88,894)	3,806
10 Year Japanese Government Bond Futures	Long	13	December 2022	13,321	(48)
10 Year Canadian Government Bond Futures	Long	8	December 2022	716	(5)
10 Year Ultra U.S. Treasury Note Futures	Short	945	December 2022	(111,968)	2,677
10 Year U.S. Treasury Note Futures	Short	1,392	December 2022	(155,991)	7,526
10 Year UK Gilt Futures	Long	25	December 2022	2,691	(13)
20 Year U.S. Treasury Bond Futures	Long	1,329	December 2022	167,994	(13,162)
30 Year Euro-Buxl Futures	Long	77	December 2022	11,066	(989)
30 Year Ultra U.S. Treasury Bond Futures	Short	582	December 2022	(79,734)	6,712
					$(8,132)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	25,371	EUR	25,370	Standard Chartered Bank	10/5/2022	$499
MXN	11,849	USD	591	Goldman Sachs	10/5/2022	(4)
JPY	1,095,680	USD	8,031	Standard Chartered Bank	10/5/2022	(457)
JPY	13,038,930	USD	95,932	Morgan Stanley	10/5/2022	(5,800)
JPY	15,427,700	USD	113,499	Citibank	10/5/2022	(6,854)
USD	19,981	KRW	27,043,690	Citibank	10/6/2022	1,150
USD	3,686	KRW	4,880,190	HSBC Bank	10/6/2022	288
USD	591	ZAR	10,215	JPMorgan Chase	10/6/2022	27
USD	571	IDR	8,500,000	Citibank	10/6/2022	15
USD	2,365	MXN	47,498	JPMorgan Chase	10/6/2022	9
USD	73	CAD	96	Bank of America	10/6/2022	4
USD	119	EUR	119	JPMorgan Chase	10/6/2022	3
CAD	68	USD	50	Bank of New York Mellon	10/6/2022	—[7]
MXN	12,091	USD	605	JPMorgan Chase	10/6/2022	(6)
JPY	3,462,400	USD	24,293	Standard Chartered Bank	10/6/2022	(357)
JPY	1,087,110	USD	7,992	Goldman Sachs	10/6/2022	(477)
KRW	9,133,000	USD	7,054	Standard Chartered Bank	10/6/2022	(695)
JPY	23,959,740	USD	176,157	Citibank	10/6/2022	(10,519)
USD	15,347	PEN	59,910	Citibank	10/7/2022	323
USD	1,837	EUR	1,847	Bank of New York Mellon	10/7/2022	26
USD	733	PEN	2,831	Standard Chartered Bank	10/7/2022	23
USD	964	PEN	3,752	Bank of America	10/7/2022	23
USD	893	COP	4,029,768	Bank of America	10/7/2022	20
USD	569	COP	2,541,208	Standard Chartered Bank	10/7/2022	19
Capital World Bond Fund — Page 32 of 43

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	510	BRL	2,675	Citibank	10/7/2022	$15
USD	1,092	EUR	1,104	UBS AG	10/7/2022	9
MXN	24,977	USD	1,233	JPMorgan Chase	10/7/2022	5
PEN	68,880	USD	17,700	Bank of America	10/7/2022	(427)
USD	23,359	AUD	34,800	Standard Chartered Bank	10/11/2022	1,097
USD	44,141	AUD	65,552	Bank of America	10/13/2022	2,204
USD	37,473	CAD	49,290	HSBC Bank	10/13/2022	1,792
USD	63,641	GBP	55,388	Standard Chartered Bank	10/13/2022	1,780
USD	15,145	HUF	6,044,230	UBS AG	10/13/2022	1,196
USD	10,686	PLN	50,650	Bank of New York Mellon	10/13/2022	489
USD	21,679	EUR	21,733	JPMorgan Chase	10/13/2022	360
GBP	474	USD	508	HSBC Bank	10/13/2022	22
USD	22,088	MXN	445,580	JPMorgan Chase	10/13/2022	17
USD	147	ILS	480	UBS AG	10/13/2022	13
EUR	236	USD	226	HSBC Bank	10/13/2022	6
EUR	639	USD	624	HSBC Bank	10/13/2022	3
GBP	89	USD	96	Standard Chartered Bank	10/13/2022	3
EUR	171	USD	167	HSBC Bank	10/13/2022	1
ZAR	412	USD	24	Bank of New York Mellon	10/13/2022	(1)
EUR	142	USD	142	JPMorgan Chase	10/13/2022	(3)
EUR	32,678	DKK	243,030	JPMorgan Chase	10/13/2022	(9)
MXN	1,560,043	USD	77,332	JPMorgan Chase	10/13/2022	(59)
GBP	7,900	USD	9,077	Standard Chartered Bank	10/13/2022	(254)
EUR	8,690	USD	8,816	UBS AG	10/13/2022	(292)
EUR	26,760	USD	26,841	JPMorgan Chase	10/13/2022	(591)
GBP	10,970	USD	12,851	Morgan Stanley	10/13/2022	(598)
DKK	354,220	USD	47,590	Goldman Sachs	10/13/2022	(856)
EUR	69,036	USD	68,863	JPMorgan Chase	10/13/2022	(1,143)
CAD	41,217	USD	31,336	HSBC Bank	10/13/2022	(1,499)
EUR	139,381	USD	139,036	Bank of America	10/13/2022	(2,312)
USD	40,450	KRW	56,290,060	Standard Chartered Bank	10/14/2022	1,315
USD	2,864	INR	229,240	UBS AG	10/14/2022	58
KRW	121,215,334	USD	87,456	Citibank	10/14/2022	(3,183)
USD	51,002	CAD	66,860	JPMorgan Chase	10/17/2022	2,602
USD	91,284	EUR	90,801	Citibank	10/17/2022	2,189
USD	33,709	CAD	44,510	Bank of America	10/17/2022	1,488
USD	57,812	DKK	428,570	Morgan Stanley	10/17/2022	1,252
USD	52,462	CNH	366,230	HSBC Bank	10/17/2022	1,151
USD	26,856	JPY	3,823,280	Bank of New York Mellon	10/17/2022	396
USD	11,416	IDR	170,395,000	Citibank	10/17/2022	292
USD	12,257	EUR	12,237	Goldman Sachs	10/17/2022	250
JPY	1,206,570	EUR	8,358	UBS AG	10/17/2022	149
USD	44,613	MXN	899,793	Citibank	10/17/2022	78
EUR	788	USD	760	Citibank	10/17/2022	13
EUR	419	USD	404	Citibank	10/17/2022	7
EUR	915	USD	892	JPMorgan Chase	10/17/2022	6
EUR	568	USD	554	JPMorgan Chase	10/17/2022	4
USD	317	ZAR	5,666	Citibank	10/17/2022	4
TRY	953	USD	51	Barclays Bank PLC	10/17/2022	(1)
ZAR	3,050	USD	170	Morgan Stanley	10/17/2022	(2)
EUR	246	USD	244	UBS AG	10/17/2022	(3)
Capital World Bond Fund — Page 33 of 43

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	210	EUR	217	JPMorgan Chase	10/17/2022	$(3)
GBP	76	USD	88	Bank of America	10/17/2022	(3)
EUR	29,360	DKK	218,340	Morgan Stanley	10/17/2022	(6)
EUR	526	USD	527	Goldman Sachs	10/17/2022	(11)
ZAR	4,975	USD	286	Bank of New York Mellon	10/17/2022	(11)
IDR	6,732,225	USD	451	Citibank	10/17/2022	(12)
JPY	453,980	USD	3,161	UBS AG	10/17/2022	(19)
USD	99,694	MXN	2,014,660	Morgan Stanley	10/17/2022	(21)
MXN	326,784	USD	16,203	Citibank	10/17/2022	(28)
ZAR	17,074	USD	981	Bank of New York Mellon	10/17/2022	(39)
MYR	5,630	USD	1,252	Standard Chartered Bank	10/17/2022	(45)
USD	15,592	EUR	15,960	Standard Chartered Bank	10/17/2022	(68)
JPY	1,947,030	USD	13,557	UBS AG	10/17/2022	(82)
CZK	98,330	USD	3,994	Citibank	10/17/2022	(84)
JPY	2,079,330	USD	14,478	UBS AG	10/17/2022	(88)
JPY	3,933,610	USD	27,389	UBS AG	10/17/2022	(166)
USD	24,895	GBP	22,500	Morgan Stanley	10/17/2022	(237)
JPY	6,805,240	USD	47,383	UBS AG	10/17/2022	(287)
NZD	6,620	USD	4,000	UBS AG	10/17/2022	(295)
SEK	135,600	USD	12,808	HSBC Bank	10/17/2022	(580)
JPY	9,146,552	USD	64,197	Morgan Stanley	10/17/2022	(897)
JPY	9,146,552	USD	64,197	Morgan Stanley	10/17/2022	(897)
GBP	25,067	USD	28,971	Bank of America	10/17/2022	(972)
EUR	53,206	USD	53,490	Citibank	10/17/2022	(1,282)
CAD	51,130	USD	38,696	Barclays Bank PLC	10/17/2022	(1,684)
USD	5,861	EUR	5,850	JPMorgan Chase	10/19/2022	120
USD	1,961	SEK	21,030	Bank of America	10/19/2022	64
EUR	285	USD	283	UBS AG	10/19/2022	(3)
EUR	82,726	USD	82,878	JPMorgan Chase	10/19/2022	(1,694)
CNH	1,637,595	USD	233,685	UBS AG	10/19/2022	(4,244)
USD	1,441	BRL	7,582	Morgan Stanley	10/20/2022	43
USD	884	BRL	4,702	Citibank	10/20/2022	17
CLP	421,411	USD	472	Citibank	10/20/2022	(38)
GBP	44,320	USD	50,981	UBS AG	10/20/2022	(1,473)
USD	87,700	EUR	87,555	JPMorgan Chase	10/24/2022	1,746
USD	257	ZAR	4,583	Goldman Sachs	10/24/2022	5
PLN	87,740	USD	18,443	JPMorgan Chase	10/24/2022	(813)
USD	80,932	MXN	1,621,830	Morgan Stanley	10/26/2022	799
USD	57,036	CNH	403,810	JPMorgan Chase	10/26/2022	453
USD	78,118	EUR	79,156	JPMorgan Chase	10/26/2022	398
GBP	7,510	USD	8,058	JPMorgan Chase	10/26/2022	332
USD	6,768	CAD	9,126	JPMorgan Chase	10/26/2022	163
USD	3,023	GBP	2,681	Citibank	10/26/2022	28
DKK	244,190	EUR	32,832	Goldman Sachs	10/26/2022	11
EUR	338	USD	323	HSBC Bank	10/26/2022	9
EUR	305	USD	292	HSBC Bank	10/26/2022	8
GBP	63	USD	68	Standard Chartered Bank	10/26/2022	2
GBP	48	USD	52	Standard Chartered Bank	10/26/2022	2
CAD	67	USD	48	Standard Chartered Bank	10/26/2022	—[7]
ZAR	2,643	USD	150	UBS AG	10/26/2022	(4)
MXN	19,247	USD	960	Morgan Stanley	10/26/2022	(9)
Capital World Bond Fund — Page 34 of 43

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
GBP	2,942	USD	3,317	Citibank	10/26/2022	$(30)
CHF	5,200	USD	5,319	Bank of America	10/26/2022	(37)
EUR	107,505	DKK	799,570	Goldman Sachs	10/26/2022	(38)
CAD	5,945	USD	4,348	Standard Chartered Bank	10/26/2022	(45)
CAD	25,143	USD	18,648	JPMorgan Chase	10/26/2022	(448)
EUR	101,576	USD	100,243	JPMorgan Chase	10/26/2022	(510)
HUF	7,005,140	USD	16,750	Bank of America	10/26/2022	(649)
USD	25,666	COP	114,649,611	Morgan Stanley	10/27/2022	932
USD	267	CLP	263,687	Goldman Sachs	10/27/2022	(4)
USD	692	BRL	3,762	JPMorgan Chase	10/28/2022	(1)
USD	1,175	MXN	24,080	Goldman Sachs	10/28/2022	(14)
THB	166,260	USD	4,495	Citibank	10/28/2022	(96)
JPY	5,703,060	USD	42,697	Bank of America	11/1/2022	(3,170)
EUR	27,650	USD	28,446	Citibank	11/2/2022	(1,284)
USD	4,034	ILS	13,476	Goldman Sachs	11/8/2022	242
USD	2,714	PLN	12,510	Goldman Sachs	11/9/2022	207
PLN	12,500	USD	3,069	BNP Paribas	11/9/2022	(564)
JPY	3,659,433	AUD	39,300	JPMorgan Chase	11/10/2022	237
USD	8,123	AUD	12,000	Citibank	12/21/2022	435
USD	818	NZD	1,350	Citibank	12/21/2022	62
SEK	26,866	USD	2,500	UBS AG	12/21/2022	(66)
JPY	1,200,000	USD	8,510	UBS AG	12/21/2022	(137)
PLN	6,830	USD	1,365	JPMorgan Chase	1/5/2023	(11)
USD	40,349	HUF	14,455,020	Bank of America	1/20/2023	7,881
USD	41,479	CZK	986,410	Morgan Stanley	1/20/2023	2,475
CZK	984,840	USD	44,251	Goldman Sachs	1/20/2023	(5,309)
HUF	14,349,550	USD	43,821	Bank of America	1/20/2023	(11,590)
USD	11,656	PLN	55,760	JPMorgan Chase	2/2/2023	641
PLN	191,770	USD	46,242	BNP Paribas	2/2/2023	(8,358)
PLN	30,130	USD	6,070	JPMorgan Chase	8/31/2023	(273)
						$(45,124)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.11108502%	Annual	SONIA	Annual	4/9/2023	GBP20,140	$(491)	$4	$(495)
1.3467%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/18/2023	NZD25,000	(376)	—	(376)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	32,742	(513)	—	(513)
Capital World Bond Fund — Page 35 of 43

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD279,022	$(4,387)	$—	$(4,387)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,068	(1,742)	—	(1,742)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	270,134	(4,321)	—	(4,321)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,558	(718)	—	(718)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,558	(716)	—	(716)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	48,917	(794)	—	(794)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	90,549	(1,474)	—	(1,474)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	90,448	(1,544)	—	(1,544)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	89,953	(1,538)	—	(1,538)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	90,327	(1,547)	—	(1,547)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	79,737	(1,398)	—	(1,398)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	90,950	(1,585)	—	(1,585)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	90,850	(1,564)	—	(1,564)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	90,850	(1,558)	—	(1,558)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	100,996	(1,719)	—	(1,719)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(52)	—	(52)
Capital World Bond Fund — Page 36 of 43

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	NZD7,460	$(105)	$—	$(105)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,828)	—	(1,828)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,838)	—	(1,838)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(157)	—	(157)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP161,740	(5,646)	—	(5,646)
2.42%	Annual	SONIA	Annual	5/5/2024	362,400	(12,932)	—	(12,932)
2.363%	Annual	SONIA	Annual	5/11/2024	315,760	(11,432)	—	(11,432)
SONIA	Annual	5.6325%	Annual	9/25/2024	284,200	357	—	357
4.67%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(161)	—	(161)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	22,300	(122)	—	(122)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	108,000	(483)	—	(483)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(468)	—	(468)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	279,500	(1,207)	—	(1,207)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	740,700	(3,225)	—	(3,225)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	770,600	(3,336)	—	(3,336)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(40)	—	(40)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(41)	—	(41)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(687)	—	(687)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(650)	—	(650)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(959)	—	(959)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,530)	—	(1,530)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,683	(2,091)	—	(2,091)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	189	—	189
7.84%	28-day	28-day MXN-TIIE	28-day	2/22/2027	MXN760,700	(2,020)	—	(2,020)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	335,300	(912)	—	(912)
Capital World Bond Fund — Page 37 of 43

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	MXN338,800	$(912)	$—	$(912)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(2,270)	—[7]	(2,270)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	17	—	17
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(2,397)	(15)	(2,382)
2.2679%	Annual	SONIA	Annual	7/14/2032	590	(112)	—	(112)
0.9221376%	Annual	SONIA	Annual	4/9/2041	7,500	(3,266)	(54)	(3,212)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(83)	—	(83)
SONIA	Annual	1.1228%	Annual	10/8/2051	1,700	829	—	829
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(35)	—	(35)
						$(87,590)	$(65)	$(87,525)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	DI-OVER-EXTRA Grupo	At maturity	Barclays Bank PLC	1/2/2026	BRL14,700	$41	$—	$41
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD43,347	$1,023	$1,337	$(314)
CDX.EM.38	1.00%	Quarterly	12/20/2027	417,900	41,621	35,055	6,566
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	435,208	1,544	(512)	2,056
ITRX.EUR.IG.38	1.00%	Quarterly	12/20/2027	EUR199,558	3,041	1,852	1,189
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	USD315,375	13,219	14,310	(1,091)
					$60,448	$52,042	$8,406
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 13.66%
Money market investments 13.66%
Capital Group Central Cash Fund 2.81%[15]	$1,132,236	$5,404,825	$5,322,077	$(427)	$55	$1,214,612	$9,843
Capital World Bond Fund — Page 38 of 43

unaudited
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 1.00% 2033	5/18/2021-5/19/2021	$27,127	$15,443.17%
NBM US Holdings, Inc. 7.00% 2026	8/6/2021	10,095	9,494.11
Netflix, Inc. 3.875% 2029	10/27/2021-10/29/2021	5,288	3,294.04
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,821	2,475.03
General Electric Co. 4.125% 2035	2/3/2022	1,437	938.01
Total		$47,768	$31,644.36%
[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $31,644,000, which represented .36% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $608,295,000, which represented 6.84% of the net assets of the fund.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,036,000, which represented .06% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Value determined using significant unobservable inputs.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $154,797,000, which represented 1.74% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 9/30/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Bond Fund — Page 39 of 43

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,919,871,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,830,119,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,150,618,000 and $834,872,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital World Bond Fund — Page 40 of 43

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,507,861	$—	$1,507,861
Japanese yen	—	555,732	—	555,732
Chinese yuan renminbi	—	386,609	—	386,609
Canadian dollars	—	231,875	—	231,875
British pounds	—	193,297	—	193,297
Danish kroner	—	171,477	—	171,477
Australian dollars	—	167,343	—	167,343
Mexican pesos	—	139,285	—	139,285
Colombian pesos	—	77,730	—	77,730
Russian rubles	—	75,799	—	75,799
Brazilian reais	—	49,274	—	49,274
Chilean pesos	—	43,990	—	43,990
Indonesian rupiah	—	36,446	—	36,446
South Korean won	—	30,779	—	30,779
South African rand	—	17,523	—	17,523
Malaysian ringgits	—	14,378	—	14,378
Indian rupees	—	9,755	—	9,755
Thai baht	—	8,562	—	8,562
Polish zloty	—	8,419	—	8,419
Czech korunas	—	6,165	—	6,165
Israeli shekels	—	4,973	—	4,973
Ukrainian hryvnia	—	3,690	—	3,690
Hungarian forints	—	3,061	—	3,061
Romanian leu	—	2,142	—	2,142
Peruvian nuevos soles	—	1,740	—	1,740
Norwegian kroner	—	1,550	—	1,550
Turkish lira	—	1,110	—	1,110
New Zealand dollars	—	620	—	620
U.S. dollars	—	4,494,240	1,215	4,495,455
Convertible bonds & notes	—	1,015	—	1,015
Convertible stocks	—	338	—	338
Preferred securities	—	—	88	88
Common stocks	1,024	—	—*	1,024
Short-term securities	1,214,612	65	—	1,214,677
Total	$1,215,636	$8,246,843	$1,303	$9,463,782

Refer to the next page for footnote.
Capital World Bond Fund — Page 41 of 43

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$20,788	$—	$—	$20,788
Unrealized appreciation on open forward currency contracts	—	40,007	—	40,007
Unrealized appreciation on centrally cleared interest rate swaps	—	1,392	—	1,392
Unrealized appreciation on bilateral interest rate swaps	—	41	—	41
Unrealized appreciation on centrally cleared credit default swaps	—	9,811	—	9,811
Liabilities:
Unrealized depreciation on futures contracts	(28,920)	—	—	(28,920)
Unrealized depreciation on open forward currency contracts	—	(85,131)	—	(85,131)
Unrealized depreciation on centrally cleared interest rate swaps	—	(88,917)	—	(88,917)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,405)	—	(1,405)
Total	$(8,132)	$(124,202)	$—	$(132,334)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CMT = Constant Maturity Treasury
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand

Capital World Bond Fund — Page 42 of 43

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-031-1122O-S89798	Capital World Bond Fund — Page 43 of 43